                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170


                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

ANNUAL REPORT



                                                               TCW GALILEO FUNDS




TCW GALILEO FUNDS

US FIXED INCOME FUNDS

Core Fixed Income
High Yield Bond
Money Market
Short Term Bond
Total Return Bond















October 31, 2004

US FIXED INCOME

TCW GALILEO FUNDS, INC.

Table of Contents                                               October 31, 2004

     Letter to Shareholders                                                                                       1

     Management Discussions                                                                                       2

     Schedules of Investments:

        TCW Galileo Money Market Fund                                                                            10

        TCW Galileo Core Fixed Income Fund                                                                       13

        TCW Galileo High Yield Bond Fund                                                                         25

        TCW Galileo Short Term Bond Fund                                                                         33

        TCW Galileo Total Return Bond Fund                                                                       36

     Statements of Assets and Liabilities                                                                        41

     Statements of Operations                                                                                    42

     Statements of Changes in Net Assets                                                                         43

     Notes to Financial Statements                                                                               45

     Financial Highlights                                                                                        54

     Report of Independent Registered Public Accounting Firm                                                     62

     Shareholder Expenses                                                                                        63

     Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule                                    65

     Directors and Officers                                                                                      66

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

US FIXED INCOME

[TCW GALILEO FUNDS LOGO]

To Our Valued Shareholders

     We are pleased to submit the October 31, 2004 annual reports for the TCW Galileo Funds.

     The Galileo Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads or deferred sales charges. In the pages that follow we have provided detailed information and analysis outlining the performance of each of our funds.

     At the TCW Galileo Family of Funds, we believe in putting our clients' interests first. As a central part of that commitment, we have made good corporate governance a priority. In September, we announced the appointment of director Patrick C. Haden as Chairman of the Board of the TCW Galileo Funds. In addition to being independent of TCW, Mr. Haden is an enormously capable and well-respected investment professional with deep roots in the community. Mr. Haden succeeded Marc I. Stern as Chairman. Mr. Stern has been named Chairman Emeritus and continues to be a very active and involved member of the Galileo board of directors.

     Starting July 31, 2004, the TCW Galileo Funds began filing their complete schedules of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the TCW Galileo Funds make the information available to shareholders upon request by calling 1-800-FUND-TCW (1-800-386-3829).

     On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on The TCW Galileo Funds, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

/s/ Alvin R. Albe

Alvin R. Albe
President and Chief Executive Officer

December 3, 2004

US FIXED INCOME

TCW GALILEO CORE FIXED INCOME FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Core Fixed Income Fund (the "Fund") posted a gain of 6.57% and 6.19% on its I Class and N Class shares respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund outperformed its benchmark which returned 5.53%.

     Yields on short maturities rose in the third quarter of 2004 in response to the Federal Reserve's rate hikes, but yields on long maturities declined on news of economic weakness, mild inflation and record high oil prices. As was widely expected, the Federal Reserve raised its target rate by 25 basis points in August and then again in September, while attributing the economy's recent soft patch to the increase in energy prices. Three and six month Treasury bill rates ended the quarter at 1.70% and 1.98%, up 42 and 34 basis points, respectively, since the end of June, while the benchmark 10-year U.S. Treasury closed at 4.12%, down 75 basis points from its mid-June peak of 4.87%.

     The decline in long-term rates came as a surprise to many investors and market observers, who had positioned themselves for a bear market at the beginning of the year. Several factors, including increased investor comfort with the Federal Reserve's measured pace of rate hikes, strong foreign demand for U.S. Treasuries and ongoing terrorist concerns supported the bond market rally. Improving inflation figures also kept rates low as price increases in most goods and services moderated even though crude oil closed above $50 a barrel. Continued softness in the labor market and other areas of the economy and stock market drove rates lower as well. June and July employment figures came in well below expectations and second quarter GDP slowed to 3.3% from 4.5% in the first quarter.

     The high yield market rebounded from its modest negative return in the second quarter as the Citigroup High Yield Cash Pay Index (the "Index") generated an impressive 4.5% return in the third quarter. High yield outperformed both the equity (S&P 500 Index) and investment grade markets (Lehman Gov't/Corp Index), which returned -1.9% and 3.6% respectively, making it one of the better performing asset classes for the period. Low volatility in the equity markets and an improving credit environment contributed to the performance of the high yield market, as the perception of lower economic and default risk led to tighter credit spreads.

     Investment grade international ended the third quarter of 2004 up 1.61% versus the Index, which was up 3.64%. Underperformance came from the underweight position in the Euro and Eurozone bonds as well as the duration underweight in Japan. We maintain our slight underweight as there has been no movement on structural reform to suggest that organic growth prospects will improve anytime soon. Additionally, the ECB has stuck to its price stability policy with respect to rates, and as inflation has remained near 2% in the Eurozone, we would not expect any interest rate movements from the ECB.

     Looking forward, we expect to see a moderate acceleration in mortgage prepayment rates in the next few weeks in response to the recent decline in interest rates. The Mortgage Banking Association's index of applications to refinance mortgages has risen from 1386.90 at the end of June to 2211.10 but remains well below the high of 4988.70 of last March. The national average of Freddie Mac's 30-year fixed mortgage rate fell from 6.21% on July 1 to 5.72% on September 30. The mortgage sector has performed well even though the yield curve has flattened. The spread between 2 and 10-year U.S. Treasury bonds has narrowed from 242 basis points at the beginning of the year to 151, an indication that inflationary pressures are expected to remain minimal. With the majority of the 30-year fixed mortgage universe now comprised of 5.00% and 5.50% coupons, analysts estimate that the yield on the 10-year U.S. Treasury will have to fall to about 3.70% before a significant pick up in mortgage refinancing will occur. Recent polls continue to indicate a consensus view that rates will rise further.

                  TCW GALILEO CORE FIXED INCOME FUND - I CLASS
[CHART]

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR  3-YEAR  5-YEAR  10-YEAR
6.57%    7.02%   7.19%   7.18%

VALUE OF $2,000

                      FUND              LEHMAN AGGREGATE BOND
  10/31/94        $      2,000              $      2,000
  11/30/94        $      1,991              $      1,996
  12/31/94        $      1,990              $      2,009
   1/31/95        $      2,021              $      2,049
   2/28/95        $      2,065              $      2,098
   3/31/95        $      2,074              $      2,111
   4/30/95        $      2,097              $      2,140
   5/31/95        $      2,187              $      2,223
   6/30/95        $      2,197              $      2,239
   7/31/95        $      2,182              $      2,234
   8/31/95        $      2,223              $      2,261
   9/30/95        $      2,245              $      2,283
  10/31/95        $      2,278              $      2,313
  11/30/95        $      2,312              $      2,348
  12/31/95        $      2,349              $      2,381
   1/31/96        $      2,355              $      2,396
   2/29/96        $      2,301              $      2,355
   3/31/96        $      2,278              $      2,338
   4/30/96        $      2,265              $      2,325
   5/31/96        $      2,259              $      2,320
   6/30/96        $      2,280              $      2,352
   7/31/96        $      2,288              $      2,358
   8/31/96        $      2,284              $      2,354
   9/30/96        $      2,321              $      2,395
  10/31/96        $      2,376              $      2,448
  11/30/96        $      2,413              $      2,490
  12/31/96        $      2,397              $      2,467
   1/31/97        $      2,404              $      2,475
   2/28/97        $      2,411              $      2,481
   3/31/97        $      2,381              $      2,453
   4/30/97        $      2,414              $      2,490
   5/31/97        $      2,439              $      2,513
   6/30/97        $      2,467              $      2,543
   7/31/97        $      2,533              $      2,612
   8/31/97        $      2,505              $      2,590
   9/30/97        $      2,543              $      2,628
  10/31/97        $      2,576              $      2,666
  11/30/97        $      2,583              $      2,678
  12/31/97        $      2,610              $      2,705
   1/31/98        $      2,643              $      2,740
   2/28/98        $      2,640              $      2,738
   3/31/98        $      2,646              $      2,747
   4/30/98        $      2,662              $      2,762
   5/31/98        $      2,687              $      2,788
   6/30/98        $      2,710              $      2,811
   7/31/98        $      2,715              $      2,817
   8/31/98        $      2,761              $      2,863
   9/30/98        $      2,835              $      2,930
  10/31/98        $      2,809              $      2,915
  11/30/98        $      2,826              $      2,931
  12/31/98        $      2,846              $      2,940
   1/31/99        $      2,861              $      2,961
   2/28/99        $      2,812              $      2,909
   3/31/99        $      2,838              $      2,926
   4/30/99        $      2,845              $      2,935
   5/31/99        $      2,817              $      2,909
   6/30/99        $      2,807              $      2,900
   7/31/99        $      2,807              $      2,888
   8/31/99        $      2,801              $      2,886
   9/30/99        $      2,828              $      2,920
  10/31/99        $      2,828              $      2,930
  11/30/99        $      2,834              $      2,930
  12/31/99        $      2,822              $      2,916
 1/31/2000        $      2,817              $      2,906
 2/29/2000        $      2,837              $      2,942
 3/31/2000        $      2,863              $      2,980
 4/30/2000        $      2,831              $      2,972
 5/31/2000        $      2,820              $      2,970
 6/30/2000        $      2,881              $      3,032
 7/31/2000        $      2,889              $      3,060
 8/31/2000        $      2,931              $      3,104
 9/30/2000        $      2,939              $      3,124
10/31/2000        $      2,940              $      3,144
11/30/2000        $      2,974              $      3,196
12/31/2000        $      3,041              $      3,255
 1/31/2001        $      3,089              $      3,308
 2/28/2001        $      3,114              $      3,337
 3/31/2001        $      3,100              $      3,354
 4/30/2001        $      3,083              $      3,340
 5/31/2001        $      3,088              $      3,360
 6/30/2001        $      3,088              $      3,373
 7/31/2001        $      3,160              $      3,448
 8/31/2001        $      3,202              $      3,488
 9/30/2001        $      3,202              $      3,528
10/31/2001        $      3,264              $      3,602
11/30/2001        $      3,242              $      3,552
12/31/2001        $      3,216              $      3,530
 1/31/2002        $      3,230              $      3,558
 2/28/2002        $      3,251              $      3,593
 3/31/2002        $      3,216              $      3,533
 4/30/2002        $      3,279              $      3,602
 5/31/2002        $      3,320              $      3,632
 6/30/2002        $      3,355              $      3,664
 7/31/2002        $      3,394              $      3,708
 8/31/2002        $      3,433              $      3,770
 9/30/2002        $      3,475              $      3,832
10/31/2002        $      3,450              $      3,814
11/30/2002        $      3,479              $      3,813
12/31/2002        $      3,567              $      3,892
 1/31/2003        $      3,579              $      3,895
 2/28/2003        $      3,620              $      3,949
 3/31/2003        $      3,635              $      3,946
 4/30/2003        $      3,694              $      3,979
 5/31/2003        $      3,760              $      4,053
 6/30/2003        $      3,758              $      4,045
 7/31/2003        $      3,659              $      3,909
 8/31/2003        $      3,671              $      3,935
 9/30/2003        $      3,776              $      4,039
10/31/2003        $      3,755              $      4,001
11/30/2003        $      3,778              $      4,011
12/31/2003        $      3,836              $      4,052
 1/31/2004        $      3,862              $      4,084
 2/29/2004        $      3,891              $      4,128
 3/31/2004        $      3,927              $      4,159
 4/30/2004        $      3,835              $      4,051
 5/31/2004        $      3,812              $      4,035
 6/30/2004        $      3,836              $      4,058
 7/31/2004        $      3,867              $      4,098
 8/31/2004        $      3,937              $      4,176
 9/30/2004        $      3,951              $      4,187
10/31/2004        $      4,001              $      4,222

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                  TCW GALILEO CORE FIXED INCOME FUND - N CLASS

[CHART]

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR  3-YEAR  5-YEAR SINCE INCEPTION
6.19%    6.88%   6.99%    6.18%

VALUE OF $2,000

                      FUND             LEHMAN AGGREGATE BOND
    3/1/99        $      2,000              $      2,000
   3/31/99        $      2,021              $      2,011
   4/30/99        $      2,021              $      2,017
   5/31/99        $      1,996              $      2,000
   6/30/99        $      1,989              $      1,993
   7/31/99        $      1,989              $      1,985
   8/31/99        $      1,985              $      1,984
   9/30/99        $      2,003              $      2,007
  10/31/99        $      2,003              $      2,014
  11/30/99        $      2,008              $      2,014
  12/31/99        $      1,999              $      2,005
 1/31/2000        $      1,994              $      1,998
 2/29/2000        $      2,008              $      2,022
 3/31/2000        $      2,026              $      2,049
 4/30/2000        $      2,001              $      2,043
 5/31/2000        $      1,994              $      2,042
 6/30/2000        $      2,038              $      2,084
 7/31/2000        $      2,044              $      2,103
 8/31/2000        $      2,073              $      2,134
 9/30/2000        $      2,079              $      2,147
10/31/2000        $      2,078              $      2,161
11/30/2000        $      2,103              $      2,197
12/31/2000        $      2,149              $      2,238
 1/31/2001        $      2,183              $      2,274
 2/28/2001        $      2,200              $      2,294
 3/31/2001        $      2,188              $      2,305
 4/30/2001        $      2,178              $      2,296
 5/31/2001        $      2,180              $      2,310
 6/30/2001        $      2,182              $      2,318
 7/31/2001        $      2,230              $      2,370
 8/31/2001        $      2,265              $      2,397
 9/30/2001        $      2,257              $      2,425
10/31/2001        $      2,301              $      2,476
11/30/2001        $      2,285              $      2,442
12/31/2001        $      2,268              $      2,426
 1/31/2002        $      2,277              $      2,446
 2/28/2002        $      2,296              $      2,470
 3/31/2002        $      2,272              $      2,429
 4/30/2002        $      2,316              $      2,476
 5/31/2002        $      2,343              $      2,497
 6/30/2002        $      2,367              $      2,518
 7/31/2002        $      2,397              $      2,549
 8/31/2002        $      2,424              $      2,592
 9/30/2002        $      2,451              $      2,634
10/31/2002        $      2,434              $      2,622
11/30/2002        $      2,454              $      2,621
12/31/2002        $      2,515              $      2,675
 1/31/2003        $      2,524              $      2,678
 2/28/2003        $      2,552              $      2,715
 3/31/2003        $      2,565              $      2,713
 4/30/2003        $      2,604              $      2,735
 5/31/2003        $      2,653              $      2,786
 6/30/2003        $      2,650              $      2,780
 7/31/2003        $      2,578              $      2,687
 8/31/2003        $      2,588              $      2,705
 9/30/2003        $      2,658              $      2,776
10/31/2003        $      2,645              $      2,750
11/30/2003        $      2,658              $      2,757
12/31/2003        $      2,701              $      2,785
 1/31/2004        $      2,718              $      2,808
 2/29/2004        $      2,738              $      2,838
 3/31/2004        $      2,762              $      2,859
 4/30/2004        $      2,695              $      2,785
 5/31/2004        $      2,681              $      2,774
 6/30/2004        $      2,694              $      2,789
 7/31/2004        $      2,717              $      2,817
 8/31/2004        $      2,765              $      2,871
 9/30/2004        $      2,778              $      2,878
10/31/2004        $      2,809              $      2,903

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

US FIXED INCOME

TCW GALILEO HIGH YIELD BOND FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo High Yield Bond Fund (the "Fund" ) posted a gain of 11.77% and 11.42% on its I Class and N Class shares respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark returned 12.05% during the same period.

     The strong absolute performance marked the second consecutive fiscal year of double-digit returns for the asset class. Credit spreads continued to tighten in response to the declining default rates and improving credit environment. Unlike the previous period, the high yield market was not dominated by a small number of industries, but the rally was more broadly based. The Fund's performance was helped by good security selection and the ability to identify securities that benefited from positive credit events such as credit rating upgrades, M&A activity, and tender offers. The Fund remained focused on its investment discipline throughout the year and was able to generate attractive double-digit returns without materially increasing its exposure to lower quality and riskier segments of the market. Our focus on the single-B segment of the high yield market has proven beneficial, as over the period this credit segment has outperformed the double-B segment.

     The Fund continues to focus on quality names within the middle and upper tier of the high yield market. We seek to generate a high level of current income while preserving principal by investing in a well-diversified portfolio. The Fund primarily invests in below investment grade companies with strong credit profiles that display good prospects for improved operating results and the potential for credit rating upgrades.

                   TCW GALILEO HIGH YIELD BOND FUND - I CLASS

[CHART]

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR  3-YEAR  5-YEAR  10-YEAR
11.77%  10.82%  5.68%    7.13%

VALUE OF $2,000

                      FUND        CITIGROUP HIGH YIELD CASH PAY (*)
  10/31/94        $      2,000             $      2,000
  11/30/94        $      1,986             $      1,982
  12/31/94        $      2,000             $      2,005
   1/31/95        $      2,026             $      2,035
   2/28/95        $      2,087             $      2,101
   3/31/95        $      2,100             $      2,123
   4/30/95        $      2,143             $      2,170
   5/31/95        $      2,185             $      2,234
   6/30/95        $      2,192             $      2,251
   7/31/95        $      2,230             $      2,276
   8/31/95        $      2,239             $      2,292
   9/30/95        $      2,267             $      2,318
  10/31/95        $      2,293             $      2,335
  11/30/95        $      2,298             $      2,356
  12/31/95        $      2,319             $      2,391
   1/31/96        $      2,362             $      2,425
   2/29/96        $      2,373             $      2,437
   3/31/96        $      2,356             $      2,427
   4/30/96        $      2,376             $      2,426
   5/31/96        $      2,390             $      2,440
   6/30/96        $      2,403             $      2,461
   7/31/96        $      2,426             $      2,479
   8/31/96        $      2,459             $      2,500
   9/30/96        $      2,508             $      2,554
  10/31/96        $      2,520             $      2,582
  11/30/96        $      2,558             $      2,630
  12/31/96        $      2,596             $      2,650
   1/31/97        $      2,619             $      2,670
   2/28/97        $      2,664             $      2,713
   3/31/97        $      2,633             $      2,691
   4/30/97        $      2,652             $      2,713
   5/31/97        $      2,718             $      2,765
   6/30/97        $      2,741             $      2,809
   7/31/97        $      2,801             $      2,871
   8/31/97        $      2,803             $      2,875
   9/30/97        $      2,850             $      2,919
  10/31/97        $      2,855             $      2,944
  11/30/97        $      2,882             $      2,967
  12/31/97        $      2,915             $      2,997
   1/31/98        $      2,967             $      3,043
   2/28/98        $      2,984             $      3,068
   3/31/98        $      3,004             $      3,097
   4/30/98        $      3,009             $      3,115
   5/31/98        $      3,017             $      3,134
   6/30/98        $      3,033             $      3,148
   7/31/98        $      3,046             $      3,168
   8/31/98        $      2,920             $      2,994
   9/30/98        $      2,947             $      3,018
  10/31/98        $      2,888             $      2,982
  11/30/98        $      2,985             $      3,113
  12/31/98        $      2,982             $      3,111
   1/31/99        $      3,030             $      3,151
   2/28/99        $      3,028             $      3,123
   3/31/99        $      3,070             $      3,142
   4/30/99        $      3,110             $      3,195
   5/31/99        $      3,062             $      3,154
   6/30/99        $      3,066             $      3,145
   7/31/99        $      3,071             $      3,151
   8/31/99        $      3,036             $      3,113
   9/30/99        $      3,016             $      3,091
  10/31/99        $      3,021             $      3,066
  11/30/99        $      3,070             $      3,113
  12/31/99        $      3,110             $      3,137
 1/31/2000        $      3,074             $      3,107
 2/29/2000        $      3,103             $      3,107
 3/31/2000        $      3,024             $      3,048
 4/30/2000        $      3,044             $      3,063
 5/31/2000        $      3,013             $      3,026
 6/30/2000        $      3,062             $      3,086
 7/31/2000        $      3,082             $      3,124
 8/31/2000        $      3,091             $      3,156
 9/30/2000        $      3,052             $      3,129
10/31/2000        $      2,968             $      3,045
11/30/2000        $      2,846             $      2,941
12/31/2000        $      2,898             $      2,998
 1/31/2001        $      3,050             $      3,189
 2/28/2001        $      3,076             $      3,228
 3/31/2001        $      3,019             $      3,189
 4/30/2001        $      2,997             $      3,153
 5/31/2001        $      3,039             $      3,205
 6/30/2001        $      2,989             $      3,135
 7/31/2001        $      3,027             $      3,193
 8/31/2001        $      3,062             $      3,237
 9/30/2001        $      2,857             $      3,022
10/31/2001        $      2,926             $      3,114
11/30/2001        $      3,038             $      3,224
12/31/2001        $      3,019             $      3,206
 1/31/2002        $      3,053             $      3,227
 2/28/2002        $      3,036             $      3,203
 3/31/2002        $      3,110             $      3,283
 4/30/2002        $      3,163             $      3,337
 5/31/2002        $      3,145             $      3,302
 6/30/2002        $      3,029             $      3,037
 7/31/2002        $      2,944             $      2,891
 8/31/2002        $      2,971             $      3,000
 9/30/2002        $      2,921             $      2,940
10/31/2002        $      2,861             $      2,932
11/30/2002        $      3,019             $      3,149
12/31/2002        $      3,034             $      3,187
 1/31/2003        $      3,063             $      3,301
 2/28/2003        $      3,107             $      3,343
 3/31/2003        $      3,185             $      3,451
 4/30/2003        $      3,364             $      3,657
 5/31/2003        $      3,364             $      3,677
 6/30/2003        $      3,452             $      3,789
 7/31/2003        $      3,397             $      3,728
 8/31/2003        $      3,422             $      3,769
 9/30/2003        $      3,495             $      3,878
10/31/2003        $      3,563             $      3,966
11/30/2003        $      3,616             $      4,022
12/31/2003        $      3,725             $      4,123
 1/31/2004        $      3,773             $      4,190
 2/29/2004        $      3,749             $      4,170
 3/31/2004        $      3,782             $      4,198
 4/30/2004        $      3,786             $      4,182
 5/31/2004        $      3,708             $      4,108
 6/30/2004        $      3,757             $      4,170
 7/31/2004        $      3,806             $      4,224
 8/31/2004        $      3,866             $      4,300
 9/30/2004        $      3,914             $      4,357
10/31/2004        $      3,982             $      4,444

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(*)  FORMERLY KNOWN AS SALOMON HIGH YIELD CASH PAY.

                   TCW GALILEO HIGH YIELD BOND FUND - N CLASS

[CHART]

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR  3-YEAR  5-YEAR  SINCE INCEPTION
11.42%  10.40%   5.40%       4.68%

VALUE OF $2,000

                      FUND        CITIGROUP HIGH YIELD CASH PAY (*)
    3/1/99        $      2,000             $      2,000
   3/31/99        $      2,028             $      2,012
   4/30/99        $      2,054             $      2,047
   5/31/99        $      2,024             $      2,020
   6/30/99        $      2,025             $      2,014
   7/31/99        $      2,028             $      2,018
   8/31/99        $      2,005             $      1,994
   9/30/99        $      1,992             $      1,980
  10/31/99        $      1,993             $      1,964
  11/30/99        $      2,025             $      1,994
  12/31/99        $      2,051             $      2,009
 1/31/2000        $      2,030             $      1,990
 2/29/2000        $      2,047             $      1,990
 3/31/2000        $      1,995             $      1,953
 4/30/2000        $      2,010             $      1,962
 5/31/2000        $      1,990             $      1,938
 6/30/2000        $      2,022             $      1,977
 7/31/2000        $      2,035             $      2,001
 8/31/2000        $      2,039             $      2,022
 9/30/2000        $      2,014             $      2,004
10/31/2000        $      1,956             $      1,950
11/30/2000        $      1,877             $      1,884
12/31/2000        $      1,910             $      1,920
 1/31/2001        $      2,010             $      2,043
 2/28/2001        $      2,026             $      2,068
 3/31/2001        $      1,989             $      2,042
 4/30/2001        $      1,973             $      2,019
 5/31/2001        $      2,000             $      2,053
 6/30/2001        $      1,967             $      2,008
 7/31/2001        $      1,992             $      2,045
 8/31/2001        $      2,018             $      2,073
 9/30/2001        $      1,881             $      1,936
10/31/2001        $      1,926             $      1,994
11/30/2001        $      1,999             $      2,065
12/31/2001        $      1,987             $      2,053
 1/31/2002        $      2,009             $      2,067
 2/28/2002        $      1,995             $      2,052
 3/31/2002        $      2,046             $      2,103
 4/30/2002        $      2,078             $      2,138
 5/31/2002        $      2,066             $      2,115
 6/30/2002        $      1,988             $      1,945
 7/31/2002        $      1,932             $      1,852
 8/31/2002        $      1,950             $      1,921
 9/30/2002        $      1,914             $      1,883
10/31/2002        $      1,875             $      1,878
11/30/2002        $      1,981             $      2,017
12/31/2002        $      1,988             $      2,041
 1/31/2003        $      2,007             $      2,114
 2/28/2003        $      2,035             $      2,141
 3/31/2003        $      2,085             $      2,210
 4/30/2003        $      2,202             $      2,342
 5/31/2003        $      2,201             $      2,355
 6/30/2003        $      2,256             $      2,427
 7/31/2003        $      2,223             $      2,388
 8/31/2003        $      2,237             $      2,414
 9/30/2003        $      2,283             $      2,484
10/31/2003        $      2,327             $      2,540
11/30/2003        $      2,360             $      2,576
12/31/2003        $      2,430             $      2,641
 1/31/2004        $      2,461             $      2,684
 2/29/2004        $      2,445             $      2,671
 3/31/2004        $      2,463             $      2,689
 4/30/2004        $      2,469             $      2,679
 5/31/2004        $      2,417             $      2,631
 6/30/2004        $      2,448             $      2,671
 7/31/2004        $      2,478             $      2,705
 8/31/2004        $      2,517             $      2,754
 9/30/2004        $      2,546             $      2,791
10/31/2004        $      2,592             $      2,846

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(*)  FORMERLY KNOWN AS SALOMON HIGH YIELD CASH PAY.

US FIXED INCOME

TCW GALILEO SHORT TERM BOND FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Short Term Bond Fund (the "Fund") posted a gain of 2.26%. The Fund outperformed its benchmark which returned 1.08%.

     Yields on short maturities rose significantly over the past 12 months while yields on longer maturities declined. As was widely expected, the Federal Reserve raised its target rate by 25 basis points in June, and then again in August and September, attributing the slowdown in economic growth to the increase in energy prices. Three and six month Treasury bill rates closed at 1.89% and 2.12% on the last trading day of October, up almost 95 and 109 basis points, respectively, since October 31, 2003. Further out on the curve, the benchmark 10-year U.S. Treasury closed at 4.02%, down 27 basis points since the end of last October and down 85 basis points from its mid-June peak of 4.87%. The spread between 2- and 10-year U.S. Treasury bonds narrowed from 248 basis points at end of last October to 148 on October 29, 2004.

     The decline in long-term rates came as a surprise to many investors, who had positioned themselves for a bear market at the beginning of the year. Several factors, including increased investor comfort with the Federal Reserve's measured pace of rate hikes, strong foreign demand for U.S. Treasuries and ongoing terrorist concerns supported the rally at the long end of the yield curve. Improving inflation figures also kept rates low as price increases in most goods and services moderated even though crude oil closed above $55 a barrel in October. Persistent softness in the labor market and other areas of the economy and stock market drove rates lower as well. Employment gains were below expectations and even though third quarter GDP increased relative to the second quarter, the economy's growth rate slowed relative to the first quarter. Historically low interest rates kept activity in the housing sector robust, with existing home sales and new home sales remaining at or close to record levels for much of the summer.

     In late September, the Office of Federal Housing Enterprise Oversight released a scathing report of accounting irregularities and earnings manipulation at Fannie Mae. Fannie Mae responded quickly, by agreeing to implement numerous changes in its accounting and management practices. Prices of Fannie Mae debentures and equity declined immediately following the release of the OFHEO report but bounced back after Fannie Mae agreed to address the inadequacies that were disclosed by increasing capital surplus, appointing an independent risk officer and implementing additional changes to improve managerial oversight. Prices of mortgage-backed securities were largely unaffected by these news headlines, although some dealers reported renewed demand for Ginnie Mae pass-throughs. Fannie Mae is currently under investigation by the Justice Department for accounting fraud.

     Looking forward, we expect to see a moderate acceleration in mortgage prepayment rates in the next few weeks in response to the recent decline in interest rates. The Mortgage Banking Association's index of applications to refinance mortgages has risen since the end of June but remains well below the high of 4988.70 of last March. With the majority of the 30-year fixed mortgage universe now comprised of 5.00% and 5.50% coupons, analysts estimate that the yield on the 10-year U.S. Treasury will have to fall to about 3.70% before a significant pick up in mortgage refinancing will occur. Recent polls continue to indicate a consensus view that rates will rise further. The mortgage sector has achieved relative performance gains during previous periods of rising interest rates. Our investment strategy remains unchanged. We continue to focus on structure and collateral as a means of limiting exposure to prepayment rate risk.

                   TCW GALILEO SHORT TERM BOND FUND - I CLASS

[CHART]

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR  3-YEAR  5-YEAR  10-YEAR
2.26%   2.05%    4.07%   5.50%

VALUE OF $2,000

                       FUND        CITIGROUP 1-YR TREASURY (*)
Oct-1994            $    2,000            $    2,000
Nov-1994            $    1,990            $    1,999
Dec-1994            $    2,003            $    2,006
Jan-1995            $    2,028            $    2,026
Feb-1995            $    2,049            $    2,044
Mar-1995            $    2,071            $    2,056
Apr-1995            $    2,088            $    2,070
May-1995            $    2,119            $    2,089
Jun-1995            $    2,140            $    2,101
Jul-1995            $    2,153            $    2,111
Aug-1995            $    2,167            $    2,122
Sep-1995            $    2,187            $    2,131
Oct-1995            $    2,203            $    2,143
Nov-1995            $    2,217            $    2,156
Dec-1995            $    2,235            $    2,168
Jan-1996            $    2,250            $    2,182
Feb-1996            $    2,261            $    2,185
Mar-1996            $    2,269            $    2,192
Apr-1996            $    2,280            $    2,199
May-1996            $    2,294            $    2,208
Jun-1996            $    2,313            $    2,220
Jul-1996            $    2,328            $    2,229
Aug-1996            $    2,337            $    2,240
Sep-1996            $    2,354            $    2,255
Oct-1996            $    2,376            $    2,272
Nov-1996            $    2,386            $    2,283
Dec-1996            $    2,399            $    2,291
Jan-1997            $    2,411            $    2,303
Feb-1997            $    2,424            $    2,311
Mar-1997            $    2,431            $    2,317
Apr-1997            $    2,449            $    2,331
May-1997            $    2,469            $    2,346
Jun-1997            $    2,482            $    2,360
Jul-1997            $    2,507            $    2,377
Aug-1997            $    2,510            $    2,385
Sep-1997            $    2,526            $    2,398
Oct-1997            $    2,536            $    2,411
Nov-1997            $    2,546            $    2,420
Dec-1997            $    2,562            $    2,431
Jan-1998            $    2,569            $    2,447
Feb-1998            $    2,574            $    2,454
Mar-1998            $    2,589            $    2,466
Apr-1998            $    2,602            $    2,477
May-1998            $    2,610            $    2,488
Jun-1998            $    2,622            $    2,500
Jul-1998            $    2,626            $    2,512
Aug-1998            $    2,642            $    2,532
Sep-1998            $    2,659            $    2,552
Oct-1998            $    2,656            $    2,566
Nov-1998            $    2,656            $    2,566
Dec-1998            $    2,667            $    2,574
Jan-1999            $    2,687            $    2,584
Feb-1999            $    2,695            $    2,587
Mar-1999            $    2,717            $    2,603
Apr-1999            $    2,723            $    2,613
May-1999            $    2,737            $    2,620
Jun-1999            $    2,744            $    2,632
Jul-1999            $    2,756            $    2,644
Aug-1999            $    2,768            $    2,652
Sep-1999            $    2,786            $    2,665
Oct-1999            $    2,798            $    2,672
Nov-1999            $    2,808            $    2,678
Dec-1999            $    2,817            $    2,684
Jan-2000            $    2,822            $    2,690
Feb-2000            $    2,842            $    2,704
Mar-2000            $    2,859            $    2,716
Apr-2000            $    2,873            $    2,732
May-2000            $    2,878            $    2,742
Jun-2000            $    2,899            $    2,764
Jul-2000            $    2,916            $    2,780
Aug-2000            $    2,940            $    2,797
Sep-2000            $    2,957            $    2,813
Oct-2000            $    2,972            $    2,827
Nov-2000            $    2,999            $    2,846
Dec-2000            $    3,023            $    2,874
Jan-2001            $    3,051            $    2,907
Feb-2001            $    3,072            $    2,922
Mar-2001            $    3,093            $    2,943
Apr-2001            $    3,103            $    2,957
May-2001            $    3,117            $    2,974
Jun-2001            $    3,134            $    2,982
Jul-2001            $    3,151            $    3,003
Aug-2001            $    3,164            $    3,016
Sep-2001            $    3,188            $    3,047
Oct-2001            $    3,215            $    3,066
Nov-2001            $    3,222            $    3,072
Dec-2001            $    3,202            $    3,078
Jan-2002            $    3,219            $    3,080
Feb-2002            $    3,224            $    3,089
Mar-2002            $    3,229            $    3,083
Apr-2002            $    3,244            $    3,104
May-2002            $    3,254            $    3,112
Jun-2002            $    3,261            $    3,129
Jul-2002            $    3,271            $    3,142
Aug-2002            $    3,279            $    3,145
Sep-2002            $    3,294            $    3,159
Oct-2002            $    3,300            $    3,166
Nov-2002            $    3,311            $    3,166
Dec-2002            $    3,323            $    3,179
Jan-2003            $    3,329            $    3,182
Feb-2003            $    3,337            $    3,187
Mar-2003            $    3,346            $    3,193
Apr-2003            $    3,344            $    3,197
May-2003            $    3,353            $    3,201
Jun-2003            $    3,353            $    3,207
Jul-2003            $    3,346            $    3,205
Aug-2003            $    3,339            $    3,208
Sep-2003            $    3,347            $    3,217
Oct-2003            $    3,341            $    3,216
Nov-2003            $    3,349            $    3,216
Dec-2003            $    3,354            $    3,226
Jan-2004            $    3,369            $    3,230
Feb-2004            $    3,377            $    3,236
Mar-2004            $    3,386            $    3,240
Apr-2004            $    3,381            $    3,231
May-2004            $    3,358            $    3,230
Jun-2004            $    3,363            $    3,229
Jul-2004            $    3,384            $    3,236
Aug-2004            $    3,401            $    3,246
Sep-2004            $    3,407            $    3,245
Oct-2004            $    3,417            $    3,250

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(*)  FORMERLY KNOWN AS SALOMON 1 YR TREASURY.

US FIXED INCOME

TCW GALILEO TOTAL RETURN BOND FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Total Return Bond Fund (the "Fund") posted again of 5.99% and 5.62% on its I Class and N Class shares respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund outperformed its benchmark which returned 5.53%.

     Yields on short maturities rose significantly over the past 12 months while yields on longer maturities declined. As was widely expected, the Federal Reserve raised its target rate by 25 basis points in June, and then again in August and September, attributing the slowdown in economic growth to the increase in energy prices. Three and six month Treasury bill rates closed at 1.89% and 2.12% on the last trading day of October, up almost 95 and 109 basis points, respectively, since October 31, 2003. Further out on the curve, the benchmark 10-year U.S. Treasury closed at 4.02%, down 27 basis points since the end of last October and down 85 basis points from its mid-June peak of 4.87%. The spread between 2- and 10-year U.S. Treasury bonds narrowed from 248 basis points at end of last October to 148 on October 29, 2004.

     The decline in long-term rates came as a surprise to many investors, who had positioned themselves for a bear market at the beginning of the year. Several factors, including increased investor comfort with the Federal Reserve's measured pace of rate hikes, strong foreign demand for U.S. Treasuries and ongoing terrorist concerns supported the rally at the long end of the yield curve. Improving inflation figures also kept rates low as price increases in most goods and services moderated even though crude oil closed above $55 a barrel in October. Persistent softness in the labor market and other areas of the economy and stock market drove rates lower as well. Employment gains were below expectations and even though third quarter GDP increased relative to the second quarter, the economy's growth rate slowed relative to the first quarter. Historically low interest rates kept activity in the housing sector robust, with existing home sales and new home sales remaining at or close to record levels for much of the summer.

     In late September, the Office of Federal Housing Enterprise Oversight released a scathing report of accounting irregularities and earnings manipulation at Fannie Mae. Fannie Mae responded quickly, by agreeing to implement numerous changes in its accounting and management practices. Prices of Fannie Mae debentures and equity declined immediately following the release of the OFHEO report but bounced back after Fannie Mae agreed to address the inadequacies that were disclosed by increasing capital surplus, appointing an independent risk officer and implementing additional changes to improve managerial oversight. Prices of mortgage-backed securities were largely unaffected by these news headlines, although some dealers reported renewed demand for Ginnie Mae pass-throughs. Fannie Mae is currently under investigation by the Justice Department for accounting fraud.

     Looking forward, we expect to see a moderate acceleration in mortgage prepayment rates in the next few weeks in response to the recent decline in interest rates. The Mortgage Banking Association's index of applications to refinance mortgages has risen since the end of June but remains well below the high of 4988.70 of last March. With the majority of the 30-year fixed mortgage universe now comprised of 5.00% and 5.50% coupons, analysts estimate that the yield on the 10-year U.S. Treasury will have to fall to about 3.70% before a significant pick up in mortgage refinancing will occur. Recent polls continue to indicate a consensus view that rates will rise further. The mortgage sector has achieved relative performance gains during previous periods of rising interest rates. Our investment strategy remains unchanged. We continue to focus on structure and collateral as a means of limiting exposure to prepayment rate risk.

                  TCW GALILEO TOTAL RETURN BOND FUND - I CLASS

[CHART]

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR  3-YEAR  5-YEAR  10-YEAR
5.99%    6.16%   8.27%   8.52%

VALUE OF $2,000

                    FUND            LEHMAN AGGREGATE BOND
  10/31/94        $  2,000                $  2,000
  11/30/94        $  1,978                $  1,996
  12/31/94        $  2,004                $  2,009
   1/31/95        $  2,031                $  2,049
   2/28/95        $  2,092                $  2,098
   3/31/95        $  2,108                $  2,111
   4/30/95        $  2,139                $  2,140
   5/31/95        $  2,235                $  2,223
   6/30/95        $  2,252                $  2,239
   7/31/95        $  2,240                $  2,234
   8/31/95        $  2,262                $  2,261
   9/30/95        $  2,295                $  2,283
  10/31/95        $  2,337                $  2,313
  11/30/95        $  2,378                $  2,348
  12/31/95        $  2,421                $  2,381
   1/31/96        $  2,437                $  2,396
   2/29/96        $  2,386                $  2,355
   3/31/96        $  2,371                $  2,338
   4/30/96        $  2,356                $  2,325
   5/31/96        $  2,364                $  2,320
   6/30/96        $  2,402                $  2,352
   7/31/96        $  2,405                $  2,358
   8/31/96        $  2,402                $  2,354
   9/30/96        $  2,454                $  2,395
  10/31/96        $  2,516                $  2,448
  11/30/96        $  2,570                $  2,490
  12/31/96        $  2,545                $  2,467
   1/31/97        $  2,548                $  2,475
   2/28/97        $  2,551                $  2,481
   3/31/97        $  2,530                $  2,453
   4/30/97        $  2,569                $  2,490
   5/31/97        $  2,592                $  2,513
   6/30/97        $  2,634                $  2,543
   7/31/97        $  2,735                $  2,612
   8/31/97        $  2,698                $  2,590
   9/30/97        $  2,758                $  2,628
  10/31/97        $  2,810                $  2,666
  11/30/97        $  2,817                $  2,678
  12/31/97        $  2,848                $  2,705
   1/31/98        $  2,877                $  2,740
   2/28/98        $  2,860                $  2,738
   3/31/98        $  2,880                $  2,747
   4/30/98        $  2,892                $  2,762
   5/31/98        $  2,928                $  2,788
   6/30/98        $  2,949                $  2,811
   7/31/98        $  2,953                $  2,817
   8/31/98        $  3,028                $  2,863
   9/30/98        $  3,069                $  2,930
  10/31/98        $  3,040                $  2,915
  11/30/98        $  3,048                $  2,931
  12/31/98        $  3,054                $  2,940
   1/31/99        $  3,065                $  2,961
   2/28/99        $  3,038                $  2,909
   3/31/99        $  3,062                $  2,926
   4/30/99        $  3,080                $  2,935
   5/31/99        $  3,052                $  2,909
   6/30/99        $  3,035                $  2,900
   7/31/99        $  3,023                $  2,888
   8/31/99        $  3,017                $  2,886
   9/30/99        $  3,049                $  2,920
  10/31/99        $  3,046                $  2,930
  11/30/99        $  3,050                $  2,930
  12/31/99        $  3,040                $  2,916
 1/31/2000        $  3,016                $  2,906
 2/29/2000        $  3,051                $  2,942
 3/31/2000        $  3,106                $  2,980
 4/30/2000        $  3,085                $  2,972
 5/31/2000        $  3,075                $  2,970
 6/30/2000        $  3,153                $  3,032
 7/31/2000        $  3,170                $  3,060
 8/31/2000        $  3,238                $  3,104
 9/30/2000        $  3,271                $  3,124
10/31/2000        $  3,300                $  3,144
11/30/2000        $  3,358                $  3,196
12/31/2000        $  3,453                $  3,255
 1/31/2001        $  3,490                $  3,308
 2/28/2001        $  3,527                $  3,337
 3/31/2001        $  3,538                $  3,354
 4/30/2001        $  3,517                $  3,340
 5/31/2001        $  3,545                $  3,360
 6/30/2001        $  3,562                $  3,373
 7/31/2001        $  3,636                $  3,448
 8/31/2001        $  3,672                $  3,488
 9/30/2001        $  3,739                $  3,528
10/31/2001        $  3,787                $  3,602
11/30/2001        $  3,766                $  3,552
12/31/2001        $  3,778                $  3,530
 1/31/2002        $  3,815                $  3,558
 2/28/2002        $  3,864                $  3,593
 3/31/2002        $  3,815                $  3,533
 4/30/2002        $  3,900                $  3,602
 5/31/2002        $  3,926                $  3,632
 6/30/2002        $  3,965                $  3,664
 7/31/2002        $  4,032                $  3,708
 8/31/2002        $  4,095                $  3,770
 9/30/2002        $  4,132                $  3,832
10/31/2002        $  4,145                $  3,814
11/30/2002        $  4,134                $  3,813
12/31/2002        $  4,195                $  3,892
 1/31/2003        $  4,210                $  3,895
 2/28/2003        $  4,239                $  3,949
 3/31/2003        $  4,237                $  3,946
 4/30/2003        $  4,261                $  3,979
 5/31/2003        $  4,289                $  4,053
 6/30/2003        $  4,288                $  4,045
 7/31/2003        $  4,235                $  3,909
 8/31/2003        $  4,216                $  3,935
 9/30/2003        $  4,296                $  4,039
10/31/2003        $  4,275                $  4,001
11/30/2003        $  4,294                $  4,011
12/31/2003        $  4,323                $  4,052
 1/31/2004        $  4,362                $  4,084
 2/29/2004        $  4,405                $  4,128
 3/31/2004        $  4,439                $  4,159
 4/30/2004        $  4,359                $  4,051
 5/31/2004        $  4,337                $  4,035
 6/30/2004        $  4,350                $  4,058
 7/31/2004        $  4,392                $  4,098
 8/31/2004        $  4,482                $  4,176
 9/30/2004        $  4,497                $  4,187
10/31/2004        $  4,531                $  4,222

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                  TCW GALILEO TOTAL RETURN BOND FUND - N CLASS

[CHART]

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR  3-YEAR  5-YEAR  SINCE INCEPTION
5.62%    5.89%   7.99%       6.87%

VALUE OF $2,000

                    FUND            LEHMAN AGGREGATE BOND
    3/1/99        $  2,000                $  2,000
   3/31/99        $  2,019                $  2,011
   4/30/99        $  2,030                $  2,017
   5/31/99        $  2,006                $  2,000
   6/30/99        $  1,987                $  1,993
   7/31/99        $  1,970                $  1,985
   8/31/99        $  1,966                $  1,984
   9/30/99        $  1,986                $  2,007
  10/31/99        $  1,984                $  2,014
  11/30/99        $  1,985                $  2,014
  12/31/99        $  1,978                $  2,005
 1/31/2000        $  1,963                $  1,998
 2/29/2000        $  1,985                $  2,022
 3/31/2000        $  2,022                $  2,049
 4/30/2000        $  2,007                $  2,043
 5/31/2000        $  1,998                $  2,042
 6/30/2000        $  2,051                $  2,084
 7/31/2000        $  2,060                $  2,103
 8/31/2000        $  2,106                $  2,134
 9/30/2000        $  2,124                $  2,147
10/31/2000        $  2,144                $  2,161
11/30/2000        $  2,186                $  2,197
12/31/2000        $  2,248                $  2,238
 1/31/2001        $  2,269                $  2,274
 2/28/2001        $  2,294                $  2,294
 3/31/2001        $  2,299                $  2,305
 4/30/2001        $  2,286                $  2,296
 5/31/2001        $  2,301                $  2,310
 6/30/2001        $  2,315                $  2,318
 7/31/2001        $  2,361                $  2,370
 8/31/2001        $  2,384                $  2,397
 9/30/2001        $  2,426                $  2,425
10/31/2001        $  2,454                $  2,476
11/30/2001        $  2,439                $  2,442
12/31/2001        $  2,443                $  2,426
 1/31/2002        $  2,469                $  2,446
 2/28/2002        $  2,500                $  2,470
 3/31/2002        $  2,474                $  2,429
 4/30/2002        $  2,528                $  2,476
 5/31/2002        $  2,545                $  2,497
 6/30/2002        $  2,569                $  2,518
 7/31/2002        $  2,611                $  2,549
 8/31/2002        $  2,651                $  2,592
 9/30/2002        $  2,677                $  2,634
10/31/2002        $  2,685                $  2,622
11/30/2002        $  2,676                $  2,621
12/31/2002        $  2,714                $  2,675
 1/31/2003        $  2,723                $  2,678
 2/28/2003        $  2,741                $  2,715
 3/31/2003        $  2,739                $  2,713
 4/30/2003        $  2,756                $  2,735
 5/31/2003        $  2,771                $  2,786
 6/30/2003        $  2,768                $  2,780
 7/31/2003        $  2,734                $  2,687
 8/31/2003        $  2,720                $  2,705
 9/30/2003        $  2,775                $  2,776
10/31/2003        $  2,759                $  2,750
11/30/2003        $  2,769                $  2,757
12/31/2003        $  2,789                $  2,785
 1/31/2004        $  2,814                $  2,808
 2/29/2004        $  2,840                $  2,838
 3/31/2004        $  2,860                $  2,859
 4/30/2004        $  2,808                $  2,785
 5/31/2004        $  2,794                $  2,774
 6/30/2004        $  2,804                $  2,789
 7/31/2004        $  2,830                $  2,817
 8/31/2004        $  2,885                $  2,871
 9/30/2004        $  2,894                $  2,878
10/31/2004        $  2,914                $  2,903

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

US FIXED INCOME

TCW GALILEO MONEY MARKET FUND

Schedule of Investments

 PRINCIPAL
  AMOUNT                    FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            AGENCY SECURITIES (34.8% OF NET ASSETS)
$    10,000,000             Federal Home Loan Bank, 1.3%, due 04/13/05                          $    10,000,000
     10,000,000             Federal Home Loan Bank, 1.35%, due 04/29/05                              10,000,000
     10,000,000             Federal Home Loan Bank, 1.47%, due 02/28/05                              10,000,000
     10,000,000             Federal Home Loan Bank, 1.795%, due 03/15/05                              9,999,232
     10,000,000             Federal Home Loan Bank, 1.99%, due 04/19/05                               9,998,998
     10,000,000             Federal Home Loan Bank, 2.5%, due 11/02/05                               10,000,000
     10,500,000             Federal Home Loan Mortgage Corp., 1.079%, due 02/04/05                   10,498,293
     15,000,000             Federal Home Loan Mortgage Corp., 1.75%, due 11/02/04                    14,999,271
      9,200,000             Federal Home Loan Mortgage Corp., 1.75%, due 11/09/04                     9,196,422
      9,200,000             Federal Home Loan Mortgage Corp., 1.75%, due 11/12/04                     9,195,081
      8,800,000             Federal Home Loan Mortgage Corp., 2%, due 10/07/05                        8,801,615
     10,000,000             Federal National Mortgage Association, 1.33%, due 02/23/05               10,000,000
     10,000,000             Federal National Mortgage Association, 1.36%, due 05/03/05               10,000,000
      7,000,000             Federal National Mortgage Association, 1.75%, due 11/03/04                6,999,319
     10,000,000             Federal National Mortgage Association, 1.75%, due 05/23/05               10,000,000
     10,000,000             Federal National Mortgage Association, 1.755%, due 04/15/05               9,997,700
      4,250,000             Federal National Mortgage Association, 1.76%, due 11/08/04                4,248,546
      4,690,000             Federal National Mortgage Association, 1.798%, due 11/03/04               4,689,532
     10,000,000             Federal National Mortgage Association, 1.876%, due 10/03/05               9,992,754
                                                                                                ---------------
                            TOTAL AGENCY SECURITIES (COST: $178,616,763)                            178,616,763
                                                                                                ---------------
                            COMMERCIAL PAPER (55.7%)
      5,000,000             American Express Credit Corp., 1.75%, due 11/04/04                        4,999,271
     10,000,000             American General Finance Corp., 1.78%, due 11/12/04                       9,994,561
     10,000,000             American Honda Finance Corp., 1.74%, due 11/08/04                         9,996,616
      3,300,000             American Honda Finance Corp., 1.75%, due 11/03/04                         3,299,679
      3,500,000             American Honda Finance Corp., 1.75%, due 11/09/04                         3,498,639
      1,400,000             Barclays U.S. Funding Corp., 1.77%, due 11/03/04                          1,399,862
      2,800,000             Barclays U.S. Funding Corp., 1.78%, due 11/03/04                          2,799,725
     15,000,000             Barclays U.S. Funding Corp., 1.855%, due 11/22/04                        14,983,769
     15,000,000             Bear Stearns Companies, Inc., 1.76%, due 11/02/04                        14,999,267
     15,000,000             ChevronTexaco Corp., 1.75%, due 11/01/04                                 15,000,000
     10,000,000             Coca-Cola Co. (The), 1.74%, due 11/03/04                                  9,999,033
      4,740,000             Coca-Cola Co. (The), 1.78%, due 11/04/04                                  4,739,297
     15,000,000             Deutsche Bank Financial LLC, 1.76%, due 11/05/04                         14,997,067
     15,000,000             Dresdner US Finance, Inc., 1.76%, due 11/04/04                           14,997,800
     15,000,000             Dupont EI de Nemours Co., 1.76%, due 11/05/04                            14,997,067
      4,100,000             Dupont EI de Nemours Co., 1.76%, due 11/08/04                             4,098,597
      5,200,000             First Data Corp., 1.83%, due 11/01/04                                     5,200,000
     15,000,000             General Electric Capital Corp., 1.76%, due 11/03/04                      14,998,533
      5,000,000             General Electric Capital Corp., 1.78%, due 11/05/04                       4,999,011
      4,800,000             Halifax Bank of Scotland, 1.77%, due 11/10/04                             4,797,876
      2,600,000             Halifax Bank of Scotland, 1.82%, due 11/02/04                             2,599,869
      1,550,000             Halifax Bank of Scotland, 1.82%, due 11/26/04                             1,548,041
     15,000,000             Household Finance Corp., 1.78%, due 11/12/04                             14,991,842
      5,000,000             Household Finance Corp., 1.77%, due 11/04/04                              4,999,262
      7,500,000             International Lease Finance Corp., 1.75%, due 11/04/04                    7,498,906

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

 PRINCIPAL
  AMOUNT                    FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            COMMERCIAL PAPER (CONTINUED)
$    10,000,000             LaSalle Bank Corp., 1.77%, due 11/01/04                             $    10,000,000
     10,000,000             LaSalle Bank Corp., 1.77%, due 11/04/04                                   9,998,525
      4,767,000             MetLife Funding, Inc., 1.85%, due 11/19/04                                4,762,590
     10,000,000             Toyota Motor Credit Corp., 1.77%, due 11/02/04                            9,999,508
     10,000,000             Toyota Motor Credit Corp., 1.77%, due 11/05/04                            9,998,033
     20,000,000             UBS Finance Delaware LLC, 1.84%, due 11/01/04                            20,000,000
     15,000,000             USAA Capital Corp., 1.75%, due 11/01/04                                  15,000,000
                                                                                                ---------------
                            TOTAL COMMERCIAL PAPER (COST: $286,192,246)                             286,192,246
                                                                                                ---------------
                            CORPORATE FIXED INCOME SECURITIES (9.5%)
      2,500,000             American General Finance Corp., 2%, due 04/15/05                          2,507,206
     14,280,000             Associates Corp. of North America, 6%, due 07/15/05                      14,639,240
     15,000,000             FleetBoston Financial Corp., 7.25%, due 09/15/05                         15,623,541
     12,150,000             Goldman Sachs Group, Inc., 7.5%, due 01/28/05                            12,325,989
      3,500,000             Salomon Smith Barney Holdings, Inc., 6.25%, due 01/15/05                  3,534,140
                                                                                                ---------------
                            TOTAL CORPORATE FIXED INCOME SECURITIES (COST: $48,630,116)              48,630,116
                                                                                                ---------------
                            TOTAL FIXED INCOME SECURITIES (COST: $513,439,125) (100.0%)             513,439,125
                                                                                                ---------------

                            SHORT-TERM INVESTMENTS (COST: $45,740) (0.0%)
         45,740             Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04               45,740
                                                                                                ---------------
                            TOTAL INVESTMENTS (COST: $513,484,865) (100.0%)                         513,484,865
                            EXCESS OF OTHER ASSETS OVER LIABILITIES (0.0%)                              105,634
                                                                                                ---------------
                            NET ASSETS (100.0%)                                                 $   513,590,499
                                                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
------------------------------------------------------------------------------
Automotive                                                                 3.3%
Banking & Financial Services                                              47.5
Beverages, Food & Tobacco                                                  2.9
Chemicals                                                                  3.7
Commercial Services                                                        1.5
Computer Software & Services                                               1.0
Financial Services                                                         2.9
Insurance                                                                  2.4
U.S. Government Securities                                                34.8
Short-Term Investments                                                     0.0**
                                                               ---------------
     Total                                                               100.0%
                                                               ===============

     *  THESE CLASSIFICATIONS ARE UNAUDITED.
    **  AMOUNT ROUNDS TO LESS THAN 0.1%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO CORE FIXED INCOME FUND

Schedule of Investments                                         October 31, 2004

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            CORPORATE BONDS

                            ADVERTISING (0.2% OF NET ASSETS)
$       100,000             Advanstar Communications, Inc., 10.75%, due 08/15/10                $       111,500
                                                                                                ---------------
                            AEROSPACE/DEFENSE (0.4%)
         75,000             Lockheed Martin Corp., 8.2%, due 12/01/09                                    89,428
         50,000             Northrop Grumman Corp., 7.75%, due 02/15/31                                  62,146
         85,000             Sequa Corp., 8.875%, due 04/01/08                                            92,331
                                                                                                ---------------
                            TOTAL AEROSPACE/DEFENSE                                                     243,905
                                                                                                ---------------
                            AIRLINES (0.0%)
         10,000             Petroleum Helicopters, Inc., 9.375%, due 05/01/09                            10,800
                                                                                                ---------------
                            AUTOMOTIVE (1.3%)
         90,000             ArvinMeritor, Inc., 8.75%, due 03/01/12                                      99,900
         40,000             Collins & Aikman Products Corp., 10.75%, due 12/31/11                        40,000+
        125,000             Daimler-Chrysler N.A., 6.4%, due 05/15/06                                   131,504
         70,000             Dana Corp., 9%, due 08/15/11                                                 83,125
         40,000             Dura Operating Corp., Series D, 9%, due 05/01/09                             38,400+
         40,000             Eagle-Picher Industries, Inc., 9.75%, due 09/01/13                           40,400
        100,000             Ford Motor Credit Corp., 6.5%, due 01/25/07                                 105,121
        100,000             General Motors Acceptance Corp., 6.15%, due 04/05/07                        104,095
         50,000             General Motors Corp., 7.125%, due 07/15/13                                   51,900
         40,000             Keystone Automotive Operations, Inc., 9.75%, due 11/01/13                    42,800
         30,000             Navistar International Corp., 7.5%, due 06/15/11                             32,325
         22,000             TRW Automotive, Inc., 9.375%, due 02/15/13                                   25,300
                                                                                                ---------------
                            TOTAL AUTOMOTIVE                                                            794,870
                                                                                                ---------------
                            BANKING & FINANCIAL SERVICES (5.2%)
        110,000             AmeriCredit Corp., 9.25%, due 05/01/09                                      116,875+
        150,000             Asian Development Bank (Supranational), 6.75%, due 06/11/07                 164,155
        150,000             Bank of America Corp., 5.875%, due 02/15/09                                 163,009
        125,000             Bank One Corp., 6.5%, due 02/01/06                                          130,896
         75,000             Boeing Capital Corp., 4.75%, due 08/25/08                                    78,336
         50,000             CB Richard Ellis Services, Inc., 11.25%, due 06/15/11                        57,500
        125,000             Citigroup, Inc., 5%, due 03/06/07                                           130,786
        100,000             Countrywide Home Loans, Inc., 5.625%, due 05/15/07                          105,609
         65,000             Dollar Financial Group, Inc., 9.75%, due 11/15/11                            69,062
        100,000             First Union National Bank, 7.8%, due 08/18/10                               118,647
         55,000             Forest City Enterprises, Inc., 7.625%, due 06/01/15                          58,437
        125,000             General Electric Capital Corp., 5.875%, due 02/15/12                        136,592
         50,000             Goldman Sachs Group, Inc., 6.65%, due 05/15/09                               55,669
         75,000             Host Marriott Corp., 9.5%, due 01/15/07                                      82,875
        100,000             Household Finance Corp., 5.75%, due 01/30/07                                105,739
        150,000             International Bank of Reconstruction & Development, 5%, due
                              03/28/06                                                                  155,170
        125,000             International Lease Finance Corp., 5.875%, due 05/01/13                     133,805
         50,000             John Deere Capital Corp., 5.1%, due 01/15/13                                 51,954
        125,000             Lehman Brothers Holdings, Inc., 6.25%, due 05/15/06                         131,526
        125,000             Mellon Funding Corp., 4.875%, due 06/15/07                                  130,152

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            BANKING & FINANCIAL SERVICES (CONTINUED)
$        60,000             Meristar Hospitality Corp., 10.5%, due 06/15/09                     $        66,150+
         75,000             Morgan Stanley, 6.75%, due 04/15/11                                          85,103
         50,000             National Rural Utilities Cooperative Finance Corp., 8%, due
                              03/01/32                                                                   65,185
         50,000             PNC Funding Corp., 5.25%, due 11/15/15                                       50,993
         80,000             Poster Financial Group, Inc., 8.75%, due 12/01/11                            83,800
        125,000             Textron Financial Corp., 5.875%, due 06/01/07                               132,925
        125,000             US Bank National Association, 6.3%, due 02/04/14                            140,624
        125,000             Washington Mutual, Inc., 5.625%, due 01/15/07                               131,632
        125,000             Wells Fargo & Co., 6.45%, due 02/01/11                                      140,860
         25,000             Western Financial Bank, 9.625%, due 05/15/12                                 28,500
                                                                                                ---------------
                            TOTAL BANKING & FINANCIAL SERVICES                                        3,102,566
                                                                                                ---------------
                            BEVERAGES, FOOD & TOBACCO (0.6%)
         50,000             Anheuser Busch Companies, Inc., 5.75%, due 04/01/10                          54,233
         50,000             Dole Foods Co., Inc., 8.875%, due 03/15/11                                   56,125
         50,000             General Mills, Inc., 6%, due 02/15/12                                        54,341
         50,000             Kellogg Co., 7.45%, due 04/01/31                                             62,544
         75,000             Sara Lee Corp., 3.875%, due 06/15/13                                         71,046
         35,000             Standard Commercial Corp., 8%, due 04/15/12                                  35,875
         45,000             Viskase Cos., Inc., (144A), 11.5%, due 06/15/11                              45,135*
                                                                                                ---------------
                            TOTAL BEVERAGES, FOOD & TOBACCO                                             379,299
                                                                                                ---------------
                            CHEMICALS (0.7%)
         65,000             Equistar Chemical, LP, 10.125%, due 09/01/08                                 74,425
         25,000             Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09                        23,625
         15,000             Huntsman International, LLC, 9.875%, due 03/01/09                            16,650
         40,000             ISP Chemco, 10.25%, due 07/01/11                                             44,500
         25,000             ISP Holdings, Inc., 10.625%, due 12/15/09                                    27,625
         10,000             Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07                      10,975
         25,000             Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                     29,469+
         70,000             Nalco Co., 7.75%, due 11/15/11                                               74,900
         35,000             Radnor Holdings Corp., 11%, due 03/15/10                                     27,125
         35,000             Resolution Performance Products, LLC, 9.5%, due 04/15/10                     36,487+
         50,000             Rohm and Haas Co., 7.4%, due 07/15/09                                        57,649
                                                                                                ---------------
                            TOTAL CHEMICALS                                                             423,430
                                                                                                ---------------
                            COMMERCIAL SERVICES (1.5%)
         85,000             Allied Waste North America, 6.375%, due 04/15/11                             80,750
         35,000             Coinmach Corp., 9%, due 02/01/10                                             36,225
         90,000             H&E Equipment Services, LLC, 11.125%, due 06/15/12                           93,600
         15,000             IMCO Recycling Escrow, (144A), 9%, due 11/15/14                              15,337*
         50,000             Muzak, LLC/Muzak Finance Corp., 10%, due 02/15/09                            45,250
         60,000             NationsRent, Inc., 9.5%, due 10/15/10                                        66,300
         70,000             NDCHealth Corp., 10.5%, due 12/01/12                                         74,725
         15,000             U.S. Oncology, Inc., (144A), 9%, due 08/15/12                                16,050*
         55,000             U.S. Oncology, Inc., (144A), 10.75%, due 08/15/14                            59,537*
         55,000             United Agri Products, (144A), 8.25%, due 12/15/11                            59,400*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            COMMERCIAL SERVICES (CONTINUED)
$        65,000             United Rentals North America, Inc., 7%, due 02/15/14                $        59,962+
         75,000             United Rentals North America, Inc., 7.75%, due 11/15/13                      72,750+
         25,000             Williams Scotsman, Inc., 10%, due 08/15/08                                   27,250
         25,000             Xerox Corp., 7.125%, due 06/15/10                                            27,062
         70,000             Xerox Corp., 7.625%, due 06/15/13                                            77,000
         50,000             Xerox Corp., 9.75%, due 01/15/09                                             58,625
                                                                                                ---------------
                            TOTAL COMMERCIAL SERVICES                                                   869,823
                                                                                                ---------------
                            COMMUNICATIONS (0.3%)
         80,000             Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12               82,800*
         90,000             PanAmSat Corp., (144A), 9%, due 08/15/14                                     94,950*
          5,000             Telex Communications, Inc., 11.5%, due 10/15/08                               5,475
                                                                                                ---------------
                            TOTAL COMMUNICATIONS                                                        183,225
                                                                                                ---------------
                            COMPUTER SERVICES (0.4%)
         50,000             IBM Corp., 6.5%, due 01/15/28                                                56,391
        110,000             Solectron Corp., 9.625%, due 02/15/09                                       122,650
         55,000             UGS Corp., (144A), 10%, due 06/01/12                                         61,325*
                                                                                                ---------------
                            TOTAL COMPUTER SERVICES                                                     240,366
                                                                                                ---------------
                            CONSTRUCTION (0.3%)
        105,000             Technical Olympic USA, Inc., 9%, due 07/01/10                               114,187
         35,000             Technical Olympic USA, Inc., 10.375%, due 07/01/12                           39,200+
                                                                                                ---------------
                            TOTAL CONSTRUCTION                                                          153,387
                                                                                                ---------------
                            CONTAINERS & PACKAGING (0.5%)
         50,000             BWAY Corp., 10%, due 10/15/10                                                54,000
         45,000             Owens-Brockway Glass Co., 7.75%, due 05/15/11                                48,487
         25,000             Owens-Brockway Glass Co., 8.75%, due 11/15/12                                28,000
         60,000             Pliant Corp., 11.125%, due 09/01/09                                          64,500
         85,000             Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10                             64,175+
         40,000             U.S. Can Corp., 10.875%, due 07/15/10                                        40,800
                                                                                                ---------------
                            TOTAL CONTAINERS & PACKAGING                                                299,962
                                                                                                ---------------
                            ELECTRIC UTILITIES (1.4%)
         50,000             American Electric Power Co., Inc., Series D, 5.25%, due 06/01/15             50,879
        100,000             DTE Energy Co., 7.05%, due 06/01/11                                         114,173
        160,000             Edison Mission Energy Corp., 9.875%, due 04/15/11                           189,200
        125,000             FPL Group Capital, Inc., 6.125%, due 05/15/07                               133,737
         50,000             Hydro-Quebec (Canada), 6.3%, due 05/11/11                                    56,239
         90,000             PSEG Energy Holdings, Inc., 10%, due 10/01/09                               107,775
         75,000             Reliant Resources, Inc., 9.25%, due 07/15/10                                 82,875
         95,000             Teco Energy, Inc., 7%, due 05/01/12                                         102,125
                                                                                                ---------------
                            TOTAL ELECTRIC UTILITIES                                                    837,003
                                                                                                ---------------
                            ELECTRICAL EQUIPMENT (0.1%)
         25,000             UCAR Finance, Inc., 10.25%, due 02/15/12                                     28,500
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            ELECTRONICS (0.3%)
$        65,000             Amkor Technology, Inc., 7.75%, due 05/15/13                         $        56,225+
         25,000             Amkor Technology, Inc., 9.25%, due 02/15/08                                  24,000
         20,000             Freescale Semiconductor, Inc., (144A), 7.125%, due 07/15/14                  21,200*
         60,000             Sanmina-SCI Corp., 10.375%, due 01/15/10                                     70,050
         10,000             Stoneridge, Inc., 11.5%, due 05/01/12                                        11,225
                                                                                                ---------------
                            TOTAL ELECTRONICS                                                           182,700
                                                                                                ---------------
                            ENERGY & OIL SERVICES (0.7%)
         45,000             Chesapeake Energy Corp., 7%, due 08/15/14                                    48,994
         25,000             Coastal Corp., 6.95%, due 06/01/28                                           21,094
         40,000             El Paso Corp., 6.95%, due 12/15/07                                           41,200+
         25,000             El Paso Corp., 7.875%, due 06/15/12                                          26,094+
         80,000             Forest Oil Corp., 8%, due 12/15/11                                           91,600
         20,000             Hanover Compressor Co., 8.625%, due 12/15/10                                 22,000
         50,000             Hanover Compressor Co., 9%, due 06/01/14                                     55,500
         90,000             NRG Energy, Inc., (144A), 8%, due 12/15/13                                   99,450*
                                                                                                ---------------
                            TOTAL ENERGY & OIL SERVICES                                                 405,932
                                                                                                ---------------
                            ENTERTAINMENT & LEISURE (0.7%)
         40,000             Cinemark USA, Inc., 9%, due 02/01/13                                         45,100
         85,000             Gaylord Entertainment Co., 8%, due 11/15/13                                  91,162
          5,000             Hollywood Casino Corp., 13%, due 08/01/06                                     4,406#
        110,000             Majestic Star Casino, LLC/Majestic Star Casino Capital,
                              9.5%, due 10/15/10                                                        113,850
         15,000             Mandalay Resort Group, 7.625%, due 07/15/13                                  16,275
         20,000             Mandalay Resort Group, 9.375%, due 02/15/10                                  23,350
         25,000             Mikohn Gaming Corp., Series B, 11.875%, due 08/15/08                         26,625
         15,000             Premier Entertainment Biloxi, LLC, 10.75%, due 02/01/12                      16,031
         35,000             Six Flags, Inc., 9.5%, due 02/01/09                                          35,175+
         20,000             Warner Music Group, (144A), 7.375%, due 04/15/14                             20,550*
                                                                                                ---------------
                            TOTAL ENTERTAINMENT & LEISURE                                               392,524
                                                                                                ---------------
                            FOODS, HOTELS & RESTAURANTS (0.5%)
         95,000             Ahold Finance USA, Inc., 8.25%, due 07/15/10                                108,300
         50,000             Kroger Co., 5.5%, due 02/01/13                                               52,172
        105,000             Mortons Restaurant Group, 7.5%, due 07/01/10                                100,800
         35,000             Stater Brothers Holdings, 8.125%, due 06/15/12                               36,925
                                                                                                ---------------
                            TOTAL FOODS, HOTELS & RESTAURANTS                                           298,197
                                                                                                ---------------
                            HEALTHCARE (0.4%)
         15,000             Concentra Operating Corp., 9.5%, due 08/15/10                                16,612
         60,000             Concentra Operating Corp., (144A), 9.125%, due 06/01/12                      66,450*
         35,000             Psychiatric Solutions, Inc., 10.625%, due 06/15/13                           39,987
         50,000             Tenet Healthcare Corp., 7.375%, due 02/01/13                                 47,250+
         70,000             Tenet Healthcare Corp., (144A), 9.875%, due 07/01/14                         73,325*
                                                                                                ---------------
                            TOTAL HEALTHCARE                                                            243,624
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.2%)
$        45,000             Interactive Health, LLC, (144A), 7.25%, due 04/01/11                $        39,150*
         50,000             Nortek, Inc., (144A), 8.5%, due 09/01/14                                     53,000*
         40,000             William Lyon Homes, Inc., 10.75%, due 04/01/13                               45,400
                                                                                                ---------------
                            TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                           137,550
                                                                                                ---------------
                            HOUSEHOLD PRODUCTS (0.1%)
         50,000             Procter & Gamble Co., 6.875%, due 09/15/09                                   57,031
                                                                                                ---------------
                            INSURANCE (0.3%)
         75,000             Allstate Corp, 5%, due 08/15/14                                              75,728
         50,000             MetLife, Inc., 6.125%, due 12/01/11                                          54,613
         75,000             UnitedHealth Group, Inc., 5%, due 08/15/14                                   75,845
                                                                                                ---------------
                            TOTAL INSURANCE                                                             206,186
                                                                                                ---------------
                            MACHINERY (0.3%)
         95,000             Case New Holland, Inc., (144A), 9.25%, due 08/01/11                         108,775*
         15,000             Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14                       15,675*
         35,000             JLG Industries, Inc., 8.25%, due 05/01/08                                    37,100
                                                                                                ---------------
                            TOTAL MACHINERY                                                             161,550
                                                                                                ---------------
                            MEDIA--BROADCASTING & PUBLISHING (2.3%)
         30,000             American Media Operation, Inc., 8.875%, due 01/15/11                         31,538+
        100,000             Charter Communications Capital Corp., (144A), 8%, due 04/30/12              100,750*
         25,000             Charter Communications Holdings, LLC, 9.92%, due 04/01/11                    20,063+
         25,000             Charter Communications Holdings, LLC, 10%, due 05/15/11                      20,000
        125,000             Comcast Cable Communications Corp., 6.75%, due 01/30/11                     139,619
         30,000             CSC Holdings, Inc., 7.625%, due 04/01/11                                     32,625
         10,000             CSC Holdings, Inc., 8.125%, due 07/15/09                                     10,950
        100,000             CSC Holdings, Inc., 8.125%, due 08/15/09                                    109,500
         50,000             Dex Media East, LLC, 9.875%, due 11/15/09                                    57,500
         10,000             Dex Media West, LLC, 8.5%, due 08/15/10                                      11,400
         50,000             EchoStar DBS Corp., 6.375%, due 10/01/11                                     51,688
         50,000             Insight Communications Company, Inc., 12.25%, due 02/15/11                   49,188+
         70,000             LBI Media, Inc., 10.125%, due 07/15/12                                       78,050
         20,000             Lodgenet Entertainment Corp., 9.5%, due 06/15/13                             21,850
         25,000             Mediacom Broadband, LLC, 11%, due 07/15/13                                   26,750
         60,000             Mediacom, LLC, 9.5%, due 01/15/13                                            59,100+
         50,000             News America, Inc., 6.55%, due 03/15/33                                      53,537
         70,000             Primedia, Inc., 8.875%, due 05/15/11                                         73,150
         50,000             Primedia, Inc., (144A), 8%, due 05/15/13                                     50,125*
         60,000             Readers Digest Association, Inc., 6.5%, due 03/01/11                         62,400
         75,000             Time Warner Entertainment, Inc., 7.25%, due 09/01/08                         83,899
         50,000             Time Warner, Inc., 6.875%, due 05/01/12                                      56,691
        105,000             Vertis, Inc., 10.875%, due 06/15/09                                         114,450+
         50,000             Viacom, Inc., 7.875%, due 07/30/30                                           63,016
                                                                                                ---------------
                            TOTAL MEDIA--BROADCASTING & PUBLISHING                                    1,377,839
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            MEDICAL SUPPLIES (0.0%)
$        15,000             VWR International, Inc., (144A), 8%, due 04/15/14                   $        16,050*
                                                                                                ---------------
                            METALS (0.9%)
         25,000             AK Steel Corp., 7.75%, due 06/15/12                                          25,313
        150,000             AK Steel Corp., 7.875%, due 02/15/09                                        152,250+
        125,000             Alcoa, Inc., 4.25%, due 08/15/07                                            128,503
         45,000             Euramax International, Inc., 8.5%, due 08/15/11                              47,925
         60,000             General Cable Corp., 9.5%, due 11/15/10                                      67,500
         15,000             Russel Metals, Inc., 6.375%, due 03/01/14                                    15,000
         13,000             U.S. Steel Corp., 9.75%, due 05/15/10                                        14,885
         50,000             Wolverine Tube, Inc., 10.5%, due 04/01/09                                    54,250
                                                                                                ---------------
                            TOTAL METALS                                                                505,626
                                                                                                ---------------
                            OIL & GAS (1.3%)
        100,000             ConocoPhillips Co., 5.9%, due 10/15/32                                      104,414
        125,000             Consolidated Natural Gas Co., 5.375%, due 11/01/06                          130,315
         35,000             El Paso Production Holding Co., 7.75%, due 06/01/13                          36,575
         70,000             Exco Resources, Inc., 7.25%, due 01/15/11                                    75,775
         75,000             Kinder Morgan, Inc., 6.5%, due 09/01/12                                      83,113
         50,000             Occidental Petroleum Corp., 8.45%, due 02/15/29                              67,824
         75,000             Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10            90,188
         45,000             WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11                       49,275
          5,000             Williams Companies, Inc., 7.625%, due 07/15/19                                5,638
         25,000             Williams Companies, Inc., 7.875%, due 09/01/21                               28,375
         45,000             Williams Companies, Inc., 8.125%, due 03/15/12                               52,875
         60,000             Williams Companies, Inc., 8.75%, due 03/15/32                                68,250
                                                                                                ---------------
                            TOTAL OIL & GAS                                                             792,617
                                                                                                ---------------
                            PAPER & FOREST PRODUCTS (0.9%)
         70,000             Abitibi-Consolidated, Inc., 7.75%, due 06/15/11                              74,200
         20,000             Boise Cascade, LLC, (144A), 7.125%, due 10/15/14                             21,000*
         30,000             Buckeye Technologies, Inc., 8.5%, due 10/01/13                               33,000
         20,000             Caraustar Industries, Inc., 7.375%, due 06/01/09                             21,050
        120,000             Georgia-Pacific Corp., 8.125%, due 05/15/11                                 141,000
         40,000             Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14                      43,200
         50,000             Smurfit-Stone Container Corp., 8.25%, due 10/01/12                           55,625
         30,000             Tembec Industries, Inc., 8.5%, due 02/01/11                                  30,675
         20,000             Tembec Industries, Inc., 8.625%, due 06/30/09                                20,400
         75,000             Weyerhaeuser Co., 6.75%, due 03/15/12                                        84,659
                                                                                                ---------------
                            TOTAL PAPER & FOREST PRODUCTS                                               524,809
                                                                                                ---------------
                            PHARMACEUTICALS (0.1%)
         50,000             GlaxoSmithKline Capital, Inc., 4.375%, due 04/15/14                          49,208
                                                                                                ---------------
                            REAL ESTATE (0.2%)
         60,000             American Real Estate Partners, LP/American Real Estate
                            Finance Corp., (144A), 8.125%, due 06/01/12                                  63,300*
         50,000             EOP Operating, LP, 5.875%, due 01/15/13                                      52,968
                                                                                                ---------------
                            TOTAL REAL ESTATE                                                           116,268
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            RESTAURANTS (0.1%)
$        45,000             Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10               $        46,125*
                                                                                                ---------------
                            RETAIL (0.8%)
         30,000             Barneys New York, Inc., 9%, due 04/01/08                                     31,350
         50,000             Federated Department Stores, Inc., 6.625%, due 09/01/08                      55,047
         50,000             Jean Coutu Group, Inc., (144A), 8.5%, due 08/01/14                           51,000*+
         50,000             Payless Shoesource, Inc., 8.25%, due 08/01/13                                49,125+
         45,000             Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12           48,488
         25,000             Rite Aid Corp., 8.125%, due 05/01/10                                         26,625
         55,000             Rite Aid Corp., 9.5%, due 02/15/11                                           60,638
         40,000             Saks, Inc., 7%, due 12/01/13                                                 40,650
         20,000             Saks, Inc., 7.375%, due 02/15/19                                             20,000
         75,000             Wal-Mart Stores, Inc., 7.55%, due 02/15/30                                   96,396
                                                                                                ---------------
                            TOTAL RETAIL                                                                479,319
                                                                                                ---------------
                            TELECOMMUNICATIONS (0.8%)
         15,000             Dobson Cellular Systems, (144A), 8.375%, due 11/01/11                        15,450*
         50,000             France Telecom S.A. (France), 8.75%, due 03/01/11                            60,039
        100,000             Intelsat, Ltd., 7.625%, due 04/15/12                                         94,000
         60,000             MCI, Inc., 7.735%, due 05/01/14                                              57,900
        105,000             Nextel Communications, Inc., 7.375%, due 08/01/15                           116,813
         75,000             Rogers Wireless Communications, Inc., 9.625%, due 05/01/11                   85,500
         20,000             Rural Cellular Corp., (144A), 8.25%, due 03/15/12                            21,000*
         20,000             Triton PCS, Inc., 8.5%, due 06/01/13                                         18,400
                                                                                                ---------------
                            TOTAL TELECOMMUNICATIONS                                                    469,102
                                                                                                ---------------
                            TELEPHONE COMMUNICATIONS, EXC. RADIO (1.2%)
         75,000             AT&T Corp., 7.3%, due 11/15/11                                               85,937
         50,000             AT&T Wireless Services, Inc., 8.125%, due 05/01/12                           60,949
         50,000             BellSouth Corp., 6%, due 10/15/11                                            54,641
         75,000             Deutsche Telekom International Finance AG (Germany), 8.5%,
                              due 06/15/10                                                               90,259
         35,000             Qwest Capital Funding, Inc., 7.25%, due 02/15/11                             32,725+
        150,000             Qwest Corp., (144A), 8.875%, due 03/15/12                                   169,125*
         50,000             Sprint Capital Corp., 8.75%, due 03/15/32                                    65,429
         40,000             Trump Holdings & Funding Corp., 12.625%, due 03/15/10                        42,400
         75,000             Verizon Global Funding Corp., 7.75%, due 12/01/30                            91,662
                                                                                                ---------------
                            TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                                  693,127
                                                                                                ---------------
                            TRANSPORTATION (0.2%)
         50,000             Canadian National Railway Co. (Canada), 6.375%, due 10/15/11                 55,984
         50,000             Union Pacific Corp., 6.625%, due 02/01/29                                    54,461
                                                                                                ---------------
                            TOTAL TRANSPORTATION                                                        110,445
                                                                                                ---------------
                            UTILITIES (0.5%)
         75,000             AES Corp., 9.5%, due 06/01/09                                                86,438+
        105,000             Calpine Corp., (144A), 8.5%, due 07/15/10                                    78,225*+
        125,000             Carolina Power & Light Corp., 5.95%, due 03/01/09                           135,251

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            UTILITIES (CONTINUED)
$        15,000             CMS Energy Corp., 9.875%, due 10/15/07                              $        16,800
                                                                                                ---------------
                            TOTAL UTILITIES                                                             316,714
                                                                                                ---------------
                            TOTAL CORPORATE BONDS (COST: $14,549,094) (25.7%)                        15,261,179
                                                                                                --------------
                            COLLATERALIZED MORTGAGE OBLIGATIONS (9.6%)
         19,892             Citicorp Mortgage Securities (98-5-A1), 6.75%, due 03/25/25                  19,996
        834,841             Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA),
                              5.75%, due 04/22/33                                                       862,165
        413,135             Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                              due 10/15/27 (PAC)                                                        416,068
      1,175,933             Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%,
                              due 04/15/32                                                            1,264,233
      1,000,000             Federal Home Loan Mortgage Corp. (2682-XK), 3%,
                              due 01/15/21 (PAC)                                                        987,850
        891,786             Federal Home Loan Mortgage Corp. (2747-HA), 4%,
                              due 10/15/13                                                              890,676
      1,042,223             Federal National Mortgage Association (01-14-SH), 21.1%,
                              due 03/25/30 (I/F)                                                      1,222,496
                                                                                                ---------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $5,507,220)              5,663,484
                                                                                                ---------------
                            FOREIGN GOVERNMENT BONDS & NOTES (6.0%)
EUR     490,000             Federal Republic of Germany, 5.25%, due 01/04/08                            669,429
CAD     105,000             Government of Canada, 5.5%, due 06/01/10                                     92,211
EUR     386,000             Government of France, 5.25%, due 04/25/08                                   529,163
EUR      60,000             Government of Portugal, 5.375%, due 06/23/08                                 82,784
EUR     285,000             Government of Spain, 5.15%, due 07/30/09                                    394,592
EUR     125,000             Hellenic Republic (Greece), 6%, due 02/19/06                                166,206
EUR      15,000             Hypothekenbank in Essen AG (Germany), 4.25%, due 07/06/09                    19,926
EUR      69,000             Hypothekenbank in Essen AG (Germany), (144A), 4.25%, due 07/06/09            91,457*
EUR     105,000             Kingdom of Belgium, 6.25%, due 03/28/07                                     144,838
DKK     345,000             Kingdom of Denmark, 7%, due 12/15/04                                         59,379
NOK   1,690,000             Kingdom of Norway, 5.5%, due 05/15/09                                       289,121
SEK     910,000             Kingdom of Sweden, 5%, due 01/28/09                                         135,454
$        50,000             Province of Manitoba (Canada), 5.5%, due 10/01/08                            53,791
$        50,000             Province of Quebec (Canada), 7.5%, due 09/15/29                              64,717
EUR     165,000             Republic of Ireland, 4%, due 04/18/10                                       216,988
$        75,000             Republic of Italy, 4.375%, due 10/25/06                                      77,265
EUR     330,000             Republic of Italy, 5%, due 05/01/08                                         449,245
                                                                                                ---------------
                            TOTAL FOREIGN GOVERNMENT BONDS & NOTES (COST: $2,546,141)                 3,536,566
                                                                                                ---------------
                            U.S. GOVERNMENT AGENCY OBLIGATIONS (28.0%)
$     1,200,000             Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08                    1,211,052
      2,000,000             Federal Home Loan Mortgage Corp., 4%, due 09/15/15                        2,013,240
      1,000,000             Federal Home Loan Mortgage Corp., 4.5%, due 10/15/30                        948,730
        571,291             Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19            583,071
        300,597             Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19            306,796
        683,870             Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22          706,664

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$       900,000             Federal National Mortgage Association, 4.25%, due 07/15/07          $       928,791+
        607,119             Federal National Mortgage Association, Pool #254634, 5.5%,
                              due 02/01/23                                                              626,474
      1,240,133             Federal National Mortgage Association, Pool #555114, 5.5%,
                              due 12/01/17                                                            1,287,927
      1,816,937             Federal National Mortgage Association, Pool #555811, 4%,
                              due 10/01/18                                                            1,792,899
        726,740             Federal National Mortgage Association, Pool #596686, 6.5%,
                              due 11/01/31                                                              765,424
      1,873,831             Federal National Mortgage Association, Pool #725275, 4%,
                              due 03/01/19                                                            1,849,040
        941,618             Federal National Mortgage Association, Pool #727575, 5%,
                              due 06/01/33                                                              938,087
        828,706             Federal National Mortgage Association, Pool #748751, 5.5%,
                              due 10/01/33                                                              845,280
      1,858,874             Government National Mortgage Association, Pool #608259, 4.5%,
                              due 08/15/33                                                            1,827,496
                                                                                                ---------------
                            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $16,244,073)             16,630,971
                                                                                                ---------------
                            U.S. TREASURY BONDS (8.6%)
        950,000             U.S. Treasury Bonds, 6.125%, due 11/15/27                                 1,116,250+
        660,000             U.S. Treasury Bonds, 7.125%, due 02/15/23                                   850,469
        550,000             U.S. Treasury Bonds, 8.5%, due 02/15/20                                     785,642
        850,000             U.S. Treasury Bonds, 11.25%, due 02/15/15                                 1,358,674
        750,000             U.S. Treasury Bonds, 12%, due 08/15/13                                      988,478
                                                                                                ---------------
                            TOTAL U.S. TREASURY BONDS (COST: $5,022,533)                              5,099,513
                                                                                                ---------------
                            U.S. TREASURY NOTES (11.6%)
      1,050,000             U.S. Treasury Note, 1.625%, due 04/30/05                                  1,047,375
        400,000             U.S. Treasury Note, 1.875%, due 11/30/05                                    398,500
        550,000             U.S. Treasury Note, 2.25%, due 04/30/06                                     548,884
      1,500,000             U.S. Treasury Note, 3%, due 02/15/09                                      1,490,625
        700,000             U.S. Treasury Note, 3.5%, due 11/15/06                                      712,684
        850,000             U.S. Treasury Note, 4.375%, due 05/15/07                                    884,400
      1,750,000             U.S. Treasury Note, 4.375%, due 08/15/12                                  1,815,905+
                                                                                                ---------------
                            TOTAL U.S. TREASURY NOTES (COST: $6,885,286)                              6,898,373
                                                                                                ---------------
                            TOTAL FIXED INCOME SECURITIES (COST: $50,754,347) (89.5%)                53,090,086
                                                                                                ---------------

   NUMBER OF
    SHARES
  OR WARRANTS               EQUITY SECURITIES
---------------------------------------------------------------------------------------------------------------
            102             Barneys New York, Inc., Common Stock (Retail)                                 1,901
            300             Travel Centers of America, Inc., Warrants, expire 05/01/09
                              (Entertainment & Leisure)                                                   1,125**
             67             WRC Media Corp., (144A), Common Stock
                              (Media--Broadcasting & Publishing)                                             --* **
                                                                                                ---------------
                            TOTAL EQUITY SECURITIES (COST: $0) (0.0%)                                     3,026
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   SHORT-TERM INVESTMENTS                                                   VALUE
---------------------------------------------------------------------------------------------------------------
$        56,553             Bank of America, 1.88%, due 12/23/04                                $        56,553***
         59,487             Bank of Montreal, 1.88%, due 11/24/04                                        59,487***
         56,553             Bank of Nova Scotia, 1.76%, due 11/12/04                                     56,553***
         56,553             Bear Stearns Companies, Inc., 2.01%, due 12/15/04                            56,553***
        197,937             BGI Institutional Money Market Fund, 1.801%, due 11/01/04                   197,937***
        113,107             BNP Paribas, 1.975%, due 12/27/04                                           113,107***
        141,384             Calyon, 1.8%, due 11/01/04                                                  141,384***
        113,107             Citigroup, Inc., 1.865%, due 12/20/04                                       113,107***
         56,553             Citigroup, Inc., 2.055%, due 01/25/05                                        56,553***
        169,660             Citigroup, Inc., 2.08%, due 01/28/05                                        169,660***
        113,107             Clipper Receivables Corp., 1.794%, due 11/12/04                             113,107***
         28,277             Credit Suisse First Boston Corp., 1.826%, due 09/09/05                       28,277***
         56,553             Delaware Funding Corp., 1.853%, due 11/19/04                                 56,553***
        254,491             Den Danske Bank, 1.81%, due 11/15/04                                        254,491***
         84,830             Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                      84,830***
        141,035             Falcon Asset Securitization Corp., 1.755%, due 11/10/04                     141,035***
      2,221,641             Foreign Currency Call Accounts                                            2,330,268
        141,384             Fortis Bank, 1.77%, due 11/02/04                                            141,384***
         28,277             Fortis Bank, 1.77%, due 11/09/04                                             28,277***
        141,002             General Electric Capital Corp., 1.843%, due 11/22/04                        141,002***
      3,577,136             Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04            3,577,136
         27,990             Jupiter Securitization Corp., 1.803%, due 11/15/04                           27,990***
        141,384             Jupiter Securitization Corp., 1.823%, due 11/17/04                          141,384***
        110,709             Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04              110,709***
         28,277             Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                       28,277***
        113,107             Park Avenue Receivables Corp., 1.783%, due 11/01/04                         113,107***
        140,929             PREFCO, 1.813%, due 11/15/04                                                140,929***
         84,830             Royal Bank of Canada, 1.78%, due 11/10/04                                    84,830***
         56,553             Royal Bank of Canada, 1.813%, due 11/12/04                                   56,553***
        328,010             Royal Bank of Scotland, 1.67%, due 11/02/04                                 328,010***
         56,553             Royal Bank of Scotland, 2.01%, due 01/20/05                                  56,553***
        112,885             Sheffiled Receivables Corp., 1.823%, due 11/15/04                           112,885***
         27,542             Silver Tower US Funding, 1.915%, due 12/10/04                                27,542***
        299,168             Wells Fargo & Co., 1.87%, due 12/06/04                                      299,168***
         56,086             Yorktown Capital LLC, 1.863%, due 11/22/04                                   56,086***
                                                                                                ---------------
                           TOTAL SHORT-TERM INVESTMENTS (COST: $9,415,561) (16.0%)                    9,501,277
                                                                                                ---------------
                            TOTAL INVESTMENTS (COST: $60,169,908) (105.5%)                           62,594,389
                            LIABILITIES IN EXCESS OF OTHER ASSETS (- 5.5%)                           (3,287,310)
                                                                                                ---------------
                            NET ASSETS (100.0%)                                                 $    59,307,079
                                                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE SCHEDULE OF INVESTMENTS:
CAD - CANADIAN DOLLAR.
DKK - DANISH KRONE.
EUR - EURO CURRENCY.
NOK - NORWEGIAN KRONE.
SEK - SWEDISH KRONA.
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
PAC - PLANNED AMORTIZATION CLASS.
    * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,655,716 OR 2.8% OF NET ASSETS.
   ** NON-INCOME PRODUCING.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
    # COMPANY IS IN DEFAULT AND IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO CORE FIXED INCOME FUND

Investments by Industry*

                                                                               PERCENTAGE OF
INDUSTRY                                                                        NET ASSETS
--------------------------------------------------------------------------------------------
Advertising                                                                         0.2%
Aerospace/Defense                                                                   0.4
Airlines                                                                            0.0**
Automotive                                                                          1.3
Banking & Financial Services                                                        6.7
Beverages, Food & Tobacco                                                           0.6
Chemicals                                                                           0.7
Commercial Services                                                                 1.5
Communications                                                                      0.3
Computer Services                                                                   0.4
Construction                                                                        0.3
Containers & Packaging                                                              0.5
Electric Utilities                                                                  1.4
Electrical Equipment                                                                0.1
Electronics                                                                         0.3
Energy & Oil Services                                                               0.7
Entertainment & Leisure                                                             0.7
Foods, Hotels & Restaurants                                                         0.5
Foreign Government Securities                                                       6.0
Healthcare                                                                          0.4
Home Construction, Furnishings & Appliances                                         0.2
Household Products                                                                  0.1
Insurance                                                                           0.3
Machinery                                                                           0.3
Media--Broadcasting & Publishing                                                    2.3
Medical Supplies                                                                    0.0**
Metals                                                                              0.9
Oil & Gas                                                                           1.3
Paper & Forest Products                                                             0.9
Pharmaceuticals                                                                     0.1
Real Estate                                                                         0.2
Restaurants                                                                         0.1
Retail                                                                              0.8
Telecommunications                                                                  0.8
Telephone Communications, exc. Radio                                                1.2
Transportation                                                                      0.2
U.S. Government Securities                                                         56.3
Utilities                                                                           0.5
Short-Term Investments                                                             16.0
                                                                                  -----
     Total                                                                        105.5%
                                                                                  =====

      * THESE CLASSIFICATIONS ARE UNAUDITED.
     ** AMOUNTS ROUND TO LESS THAN 0.1%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO HIGH YIELD BOND FUND

Schedule of Investments                                         October 31, 2004

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            CORPORATE BONDS

                            ADVERTISING (1.1% OF NET ASSETS)
$     3,175,000             Advanstar Communications, Inc., 10.75%, due 08/15/10                $     3,540,124+
                                                                                                ---------------
                            AEROSPACE/DEFENSE (0.7%)
      1,925,000             Sequa Corp., 8.875%, due 04/01/08                                         2,091,031
                                                                                                ---------------
                            AIRLINES (0.2%)
        600,000             Petroleum Helicopters, Inc., 9.375%, due 05/01/09                           648,000
                                                                                                ---------------
                            AUTOMOTIVE (2.0%)
      1,100,000             Collins & Aikman Products Corp., 10.75%, due 12/31/11                     1,100,000+
      1,175,000             Dura Operating Corp., Series D, 9%, due 05/01/09                          1,128,000+
      1,275,000             Eagle-Picher Industries, Inc., 9.75%, due 09/01/13                        1,287,750
      1,225,000             Keystone Automotive Operations, Inc., 9.75%, due 11/01/13                 1,310,750
        700,000             Navistar International Corp., 7.5%, due 06/15/11                            754,250+
        468,000             TRW Automotive, Inc., 9.375%, due 02/15/13                                  538,200
                                                                                                ---------------
                            TOTAL AUTOMOTIVE                                                          6,118,950
                                                                                                ---------------
                            BANKING & FINANCIAL SERVICES (4.2%)
      1,725,000             AmeriCredit Corp., 9.25%, due 05/01/09                                    1,832,812+
        601,000             CB Richard Ellis Services, Inc., 9.75%, due 05/15/10                        685,140
        885,000             CB Richard Ellis Services, Inc., 11.25%, due 06/15/11                     1,017,750
      2,250,000             Dollar Financial Group, Inc., 9.75%, due 11/15/11                         2,390,625
      1,325,000             Host Marriott Corp., 9.5%, due 01/15/07                                   1,464,125
      2,040,000             Meristar Hospitality Corp., 10.5%, due 06/15/09                           2,249,100+
        525,000             Metris Companies, Inc., 10.125%, due 07/15/06                               528,937+
      2,725,000             Poster Financial Group, Inc., 8.75%, due 12/01/11                         2,854,437
                                                                                                ---------------
                            TOTAL BANKING & FINANCIAL SERVICES                                       13,022,926
                                                                                                ---------------
                            BEVERAGES, FOOD & TOBACCO (1.8%)
        975,000             Del Monte Corp., 8.625%, due 12/15/12                                     1,099,312
      1,900,000             Dole Foods Co., Inc., 8.875%, due 03/15/11                                2,132,750
      1,150,000             Standard Commercial Corp., 8%, due 04/15/12                               1,178,750
      1,350,000             Viskase Cos., Inc., (144A), 11.5%, due 06/15/11                           1,354,050*
                                                                                                ---------------
                            TOTAL BEVERAGES, FOOD & TOBACCO                                           5,764,862
                                                                                                ---------------
                            CHEMICALS (4.4%)
      3,275,000             Equistar Chemical, LP, 10.125%, due 09/01/08                              3,749,875
        150,000             Equistar Chemical, LP, 10.625%, due 05/01/11                                172,875
      1,025,000             Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09                       968,625
        775,000             Huntsman Co., LLC, (144A), 0%, due 05/15/11                                 178,250*
      1,625,000             Huntsman International, LLC, 9.875%, due 03/01/09                         1,803,750
      1,825,000             ISP Holdings, Inc., 10.625%, due 12/15/09                                 2,016,625
        600,000             Kraton Polymers, LLC, (144A), 8.125%, due 01/15/14                          600,000*
         75,000             Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07                      82,312
        925,000             Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                  1,090,344
      1,075,000             Radnor Holdings Corp., 11%, due 03/15/10                                    833,125+
      1,050,000             Resolution Performance Products, LLC, 9.5%, due 04/15/10                  1,094,625+
      1,225,000             Rhodia S.A., 8.875%, due 06/01/11 (France)                                1,154,562+
                                                                                                ---------------
                            TOTAL CHEMICALS                                                          13,744,968
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            COMMERCIAL SERVICES (7.5%)
$     1,000,000             Allied Waste North America, 7.875%, due 04/15/13                    $     1,020,000
      1,000,000             Allied Waste North America, 8.5%, due 12/01/08                            1,050,000
      1,000,000             Allied Waste North America, Series B, 7.375%, due 04/15/14                  922,500+
        945,000             Coinmach Corp., 9%, due 02/01/10                                            978,075
      3,150,000             H&E Equipment Services, LLC, 11.125%, due 06/15/12                        3,276,000
        400,000             IMCO Recycling Escrow, (144A), 9%, due 11/15/14                             409,000*
      1,050,000             Mid American Waste System Exchange, 12.25%, due 02/15/05                         --#
      1,975,000             Muzak, LLC/Muzak Finance Corp., 10%, due 02/15/09                         1,787,375
      2,000,000             NationsRent, Inc., 9.5%, due 10/15/10                                     2,210,000
      1,475,000             NDCHealth Corp., 10.5%, due 12/01/12                                      1,574,562
        375,000             U.S. Oncology, Inc., (144A), 9%, due 08/15/12                               401,250*
      1,725,000             U.S. Oncology, Inc., (144A), 10.75%, due 08/15/14                         1,867,312*
      1,825,000             United Agri Products, (144A), 8.25%, due 12/15/11                         1,971,000*
      2,225,000             United Rentals North America, Inc., 7.75%, due 11/15/13                   2,158,250+
        725,000             Williams Scotsman, Inc., 10%, due 08/15/08                                  790,250
         75,000             Xerox Corp., 7.625%, due 06/15/13                                            82,500
      2,575,000             Xerox Corp., 9.75%, due 01/15/09                                          3,019,187
                                                                                                ---------------
                            TOTAL COMMERCIAL SERVICES                                                23,517,261
                                                                                                ---------------
                            COMMUNICATIONS (2.8%)
      2,050,000             Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12            2,121,750*
      2,050,000             DirecTV Holdings, LLC, 8.375%, due 03/15/13                               2,344,687
      3,750,000             PanAmSat Corp., (144A), 9%, due 08/15/14                                  3,956,250*
        450,000             Telex Communications, Inc., 11.5%, due 10/15/08                             492,750
                                                                                                ---------------
                            TOTAL COMMUNICATIONS                                                      8,915,437
                                                                                                ---------------
                            COMPUTER SERVICES (1.0%)
      1,500,000             Solectron Corp., 9.625%, due 02/15/09                                     1,672,500
      1,425,000             UGS Corp., (144A), 10%, due 06/01/12                                      1,588,875*
                                                                                                ---------------
                            TOTAL COMPUTER SERVICES                                                   3,261,375
                                                                                                ---------------
                            CONSTRUCTION (1.8%)
      2,025,000             Standard Pacific Corp., 9.25%, due 04/15/12                               2,338,875
      1,025,000             Technical Olympic USA, Inc., 9%, due 07/01/10                             1,114,687
      1,925,000             Technical Olympic USA, Inc., 10.375%, due 07/01/12                        2,156,000+
                                                                                                ---------------
                            TOTAL CONSTRUCTION                                                        5,609,562
                                                                                                ---------------
                            CONTAINERS & PACKAGING (2.4%)
      1,025,000             BWAY Corp., 10%, due 10/15/10                                             1,107,000
      1,475,000             Owens-Brockway Glass Co., 8.75%, due 11/15/12                             1,652,000
      2,025,000             Pliant Corp., 11.125%, due 09/01/09                                       2,176,875
      1,750,000             Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10                          1,321,250+
      1,225,000             U.S. Can Corp., 10.875%, due 07/15/10                                     1,249,500
                                                                                                ---------------
                            TOTAL CONTAINERS & PACKAGING                                              7,506,625
                                                                                                ---------------
                            ELECTRIC UTILITIES (5.1%)
      1,725,000             Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12             1,940,625*+
      3,775,000             Edison Mission Energy Corp., 9.875%, due 04/15/11                         4,463,937
      2,050,000             PSEG Energy Holdings, Inc., 10%, due 10/01/09                             2,454,875

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            ELECTRIC UTILITIES (CONTINUED)
$     3,875,000             Reliant Resources, Inc., 9.25%, due 07/15/10                        $     4,281,875
      2,725,000             Teco Energy, Inc., 7%, due 05/01/12                                       2,929,375
                                                                                                ---------------
                            TOTAL ELECTRIC UTILITIES                                                 16,070,687
                                                                                                ---------------
                            ELECTRICAL EQUIPMENT (0.2%)
        600,000             UCAR Finance, Inc., 10.25%, due 02/15/12                                    684,000
                                                                                                ---------------
                            ELECTRONICS (2.0%)
         50,000             Amkor Technology, Inc., 7.75%, due 05/15/13                                  43,250+
      2,150,000             Amkor Technology, Inc., 9.25%, due 02/15/08                               2,064,000+
        625,000             Freescale Semiconductor, Inc., (144A), 7.125%, due 07/15/14                 662,500*
      2,025,000             Sanmina-SCI Corp., 10.375%, due 01/15/10                                  2,364,187
        975,000             Stoneridge, Inc., 11.5%, due 05/01/12                                     1,094,437
                                                                                                ---------------
                            TOTAL ELECTRONICS                                                         6,228,374
                                                                                                ---------------
                            ENERGY & OIL SERVICES (5.0%)
      1,200,000             Chesapeake Energy Corp., 7%, due 08/15/14                                 1,306,500
      1,300,000             Coastal Corp., 6.95%, due 06/01/28                                        1,096,875
      5,275,000             El Paso Corp., 7.875%, due 06/15/12                                       5,505,781+
      1,100,000             Forest Oil Corp., 8%, due 06/15/08                                        1,218,250
        875,000             Forest Oil Corp., 8%, due 12/15/11                                        1,001,875
      1,880,000             Hanover Compressor Co., 9%, due 06/01/14                                  2,086,800
      3,125,000             NRG Energy, Inc., (144A), 8%, due 12/15/13                                3,453,125*
                                                                                                ---------------
                            TOTAL ENERGY & OIL SERVICES                                              15,669,206
                                                                                                ---------------
                            ENTERTAINMENT & LEISURE (4.0%)
      1,325,000             Cinemark USA, Inc., 9%, due 02/01/13                                      1,493,938
      2,500,000             Gaylord Entertainment Co., 8%, due 11/15/13                               2,681,250
        850,000             Hollywood Casino Corp., 13%, due 08/01/06                                   749,063#
      3,200,000             Majestic Star Casino, LLC/Majestic Star Casino Capital, 9.5%,
                              due 10/15/10                                                            3,312,000
      2,835,000             Mandalay Resort Group, 9.375%, due 02/15/10                               3,309,863
        675,000             Mikohn Gaming Corp., Series B, 11.875%, due 08/15/08                        718,875
        375,000             Premier Entertainment Biloxi, LLC, 10.75%, due 02/01/12                     400,781
                                                                                                ---------------
                            TOTAL ENTERTAINMENT & LEISURE                                            12,665,770
                                                                                                ---------------
                            FINANCIAL SERVICES (1.6%)
      1,650,000             BCP Caylux Holdings SCA, (144A), 9.625%, due 06/15/14 (Luxembourg)        1,848,000*
      3,000,000             Dow Jones CDX.NA.HY.3 Trust 3, Credit Linked Trust Certificates,
                              (144A), 8%, due 12/29/09                                                3,060,000*+
                                                                                                ---------------
                            TOTAL FINANCIAL SERVICES                                                  4,908,000
                                                                                                ---------------
                            FOODS, HOTELS & RESTAURANTS (2.0%)
      1,025,000             Ahold Finance USA, Inc., 8.25%, due 07/15/10                              1,168,500
      1,125,000             DiGiorgio Corp., 10%, due 06/15/07                                        1,136,250+
      2,975,000             Mortons Restaurant Group, 7.5%, due 07/01/10                              2,856,000
        950,000             Stater Brothers Holdings, 8.125%, due 06/15/12                            1,002,250
                                                                                                ---------------
                            TOTAL FOODS, HOTELS & RESTAURANTS                                         6,163,000
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            HEALTHCARE (2.6%)
$     1,350,000             Concentra Operating Corp., 9.5%, due 08/15/10                       $     1,495,125
        200,000             Concentra Operating Corp., (144A), 9.125%, due 06/01/12                     221,500*
        450,000             HCA, Inc., 8.75%, due 09/01/10                                              517,586
        640,000             Prime Medical Services, Inc., 8.75%, due 04/01/08                           636,800
      1,700,000             Psychiatric Solutions, Inc., 10.625%, due 06/15/13                        1,942,250
      1,750,000             Tenet Healthcare Corp., 7.375%, due 02/01/13                              1,653,750+
      1,475,000             Tenet Healthcare Corp., (144A), 9.875%, due 07/01/14                      1,545,063*
                                                                                                ---------------
                            TOTAL HEALTHCARE                                                          8,012,074
                                                                                                ---------------
                            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (2.3%)
      1,775,000             D.R. Horton, Inc., 9.75%, due 09/15/10                                    2,112,250+
      1,250,000             Interactive Health, LLC, (144A), 7.25%, due 04/01/11                      1,087,500*
      1,450,000             Nortek, Inc., (144A), 8.5%, due 09/01/14                                  1,537,000*
      2,225,000             William Lyon Homes, Inc., 10.75%, due 04/01/13                            2,525,375
                                                                                                ---------------
                            TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                         7,262,125
                                                                                                ---------------
                            INSURANCE (0.8%)
      2,425,000             Leucadia National Corp., 7%, due 08/15/13                                 2,473,500
                                                                                                ---------------
                            MACHINERY (1.6%)
      3,275,000             Case New Holland, Inc., (144A), 9.25%, due 08/01/11                       3,749,875*
        400,000             Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14                      418,000*
        775,000             JLG Industries, Inc., 8.25%, due 05/01/08                                   821,500
                                                                                                ---------------
                            TOTAL MACHINERY                                                           4,989,375
                                                                                                ---------------
                            MEDIA--BROADCASTING & PUBLISHING (9.2%)
      2,025,000             American Media Operation, Inc., 8.875%, due 01/15/11                      2,128,781+
      1,225,000             Charter Communications Capital Corp., (144A), 8%, due 04/30/12            1,234,188*
      2,425,000             Charter Communications Holdings, LLC, 10.25%, due 09/15/10                2,522,000
      2,575,000             Charter Communications Holdings, LLC, 11.125%, due 01/15/11               2,163,000
      1,675,000             CSC Holdings, Inc., 7.625%, due 04/01/11                                  1,821,563
         25,000             CSC Holdings, Inc., 8.125%, due 07/15/09                                     27,375
        400,000             CSC Holdings, Inc., 10.5%, due 05/15/16                                     457,000+
        925,000             Dex Media East, LLC, 9.875%, due 11/15/09                                 1,063,750
        250,000             Dex Media West, LLC, 8.5%, due 08/15/10                                     285,000
      1,425,000             Insight Communications Company, Inc., 12.25%, due 02/15/11                1,401,844+
      2,125,000             LBI Media, Inc., 10.125%, due 07/15/12                                    2,369,375
      1,675,000             Lodgenet Entertainment Corp., 9.5%, due 06/15/13                          1,829,938
      3,550,000             Mediacom Broadband, LLC, 11%, due 07/15/13                                3,798,500
        425,000             Mediacom, LLC, 9.5%, due 01/15/13                                           418,625+
      2,150,000             Primedia, Inc., 8.875%, due 05/15/11                                      2,246,750
        450,000             Primedia, Inc., (144A), 8%, due 05/15/13                                    451,125*
      1,475,000             Readers Digest Association, Inc., 6.5%, due 03/01/11                      1,534,000
      2,725,000             Vertis, Inc., 10.875%, due 06/15/09                                       2,970,250+
                                                                                                ---------------
                            TOTAL MEDIA--BROADCASTING & PUBLISHING                                   28,723,064
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            MEDICAL SUPPLIES (0.2%)
$       550,000             Universal Hospital Services, Inc., 10.125%, due 11/01/11            $       561,000
                                                                                                ---------------
                            METALS (3.1%)
      3,600,000             AK Steel Corp., 7.875%, due 02/15/09                                      3,654,000+
      1,525,000             Euramax International, Inc., 8.5%, due 08/15/11                           1,624,125
      1,600,000             General Cable Corp., 9.5%, due 11/15/10                                   1,800,000
        675,000             Ispat Inland ULC (Canada), 9.75%, due 04/01/14                              816,750
        442,000             U.S. Steel Corp., 9.75%, due 05/15/10                                       506,090
      1,175,000             Wolverine Tube, Inc., 10.5%, due 04/01/09                                 1,274,875
                                                                                                ---------------
                            TOTAL METALS                                                              9,675,840
                                                                                                ---------------
                            OIL & GAS (3.8%)
      2,095,000             Exco Resources, Inc., 7.25%, due 01/15/11                                 2,267,838
      2,625,000             WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11                    2,874,375
        625,000             Williams Companies, Inc., 7.875%, due 09/01/21                              709,375
      2,425,000             Williams Companies, Inc., 8.125%, due 03/15/12                            2,849,375
        875,000             Williams Companies, Inc., 8.75%, due 03/15/32                               995,313
      2,000,000             Williams Companies, Inc., Credit Linked Certificates, (144A),
                              6.75%, due 04/15/09                                                     2,130,000*
                                                                                                ---------------
                            TOTAL OIL & GAS                                                          11,826,276
                                                                                                ---------------
                            PAPER & FOREST PRODUCTS (4.0%)
      2,075,000             Abitibi-Consolidated, Inc., 7.75%, due 06/15/11                           2,199,500
        550,000             Boise Cascade, LLC, (144A), 7.125%, due 10/15/14                            577,500*
      1,025,000             Buckeye Technologies, Inc., 8.5%, due 10/01/13                            1,127,500
      1,875,000             Caraustar Industries, Inc., 7.375%, due 06/01/09                          1,973,438
      2,575,000             Georgia-Pacific Corp., 9.5%, due 12/01/11                                 3,218,750+
      1,100,000             Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14                   1,188,000
        800,000             Smurfit-Stone Container Corp., 8.25%, due 10/01/12                          890,000
      1,200,000             Tembec Industries, Inc., 8.5%, due 02/01/11                               1,227,000
                                                                                                ---------------
                            TOTAL PAPER & FOREST PRODUCTS                                            12,401,688
                                                                                                ---------------
                            REAL ESTATE (0.8%)
      2,375,000             American Real Estate Partners, LP/American Real Estate Finance
                              Corp., (144A), 8.125%, due 06/01/12                                     2,505,625*
                                                                                                ---------------
                            RESTAURANTS (0.4%)
      1,250,000             Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10                     1,281,250*
                                                                                                ---------------
                            RETAIL (3.7%)
      1,575,000             Barneys New York, Inc., 9%, due 04/01/08                                  1,645,875
      1,440,000             J.C. Penney Co., Inc., 9%, due 08/01/12                                   1,767,600
      1,650,000             Jean Coutu Group, Inc., (144A), 8.5%, due 08/01/14                        1,683,000*+
      1,550,000             Payless Shoesource, Inc., 8.25%, due 08/01/13                             1,522,875+
      1,025,000             Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12        1,104,438
      2,450,000             Rite Aid Corp., 8.125%, due 05/01/10                                      2,609,250
      1,300,000             Saks, Inc., 7%, due 12/01/13                                              1,321,125
                                                                                                ---------------
                            TOTAL RETAIL                                                             11,654,163
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            TELECOMMUNICATIONS (5.9%)
$       550,000             Dobson Cellular Systems, (144A), 8.375%, due 11/01/11               $       566,500*
      3,025,000             Insight Midwest, LP, 10.5%, due 11/01/10                                  3,350,188
      1,025,000             Intelsat, Ltd., 7.625%, due 04/15/12                                        963,500
      3,125,000             MCI, Inc., 7.735%, due 05/01/14                                           3,015,625
      5,100,000             Nextel Communications, Inc., 7.375%, due 08/01/15                         5,673,750
      1,800,000             Rogers Wireless Communications, Inc., 9.625%, due 05/01/11                2,052,000
        475,000             Rural Cellular Corp., (144A), 8.25%, due 03/15/12                           498,750*
      2,500,000             Triton PCS, Inc., 8.5%, due 06/01/13                                      2,300,000
        200,000             Triton PCS, Inc., 9.375%, due 02/01/11                                      147,500+
                                                                                                ---------------
                            TOTAL TELECOMMUNICATIONS                                                 18,567,813
                                                                                                ---------------
                            TELEPHONE COMMUNICATIONS, EXC. RADIO (3.7%)
      2,350,000             AT&T Corp., 7.3%, due 11/15/11                                            2,692,701
        850,000             Qwest Capital Funding, Inc., 7.25%, due 02/15/11                            794,750+
      5,925,000             Qwest Corp., (144A), 8.875%, due 03/15/12                                 6,680,438*
      1,200,000             Trump Holdings & Funding Corp., 12.625%, due 03/15/10                     1,272,000
                                                                                                ---------------
                            TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                               11,439,889
                                                                                                ---------------
                            UTILITIES (4.3%)
      5,700,000             AES Corp., 9.5%, due 06/01/09                                             6,569,250+
      5,150,000             Calpine Corp., (144A), 8.5%, due 07/15/10                                 3,836,750*+
      2,750,000             CMS Energy Corp., 9.875%, due 10/15/07                                    3,080,000
                                                                                                ---------------
                            TOTAL UTILITIES                                                          13,486,000
                                                                                                ---------------
                            TOTAL CORPORATE BONDS (COST: $286,028,710) (96.2%)                      300,989,840
                                                                                                ---------------
                            U.S. TREASURY NOTES (0.8%)
     2,500,000              U.S. Treasury Note, 3.125%, due 10/15/08                                  2,505,475+
                                                                                                ---------------
                            TOTAL U.S. TREASURY NOTES (COST: $2,491,075)                              2,505,475
                                                                                                ---------------
                            TOTAL FIXED INCOME SECURITIES (COST: $288,519,785) (97.0%)              303,495,315
                                                                                                ---------------

  NUMBER OF
  SHARES OR
  WARRANTS                  EQUITY SECURITIES
---------------------------------------------------------------------------------------------------------------
          5,371             Barneys New York, Inc., Common Stock (Retail)                               100,116
          2,047             Forman Petroleum Corp., Warrants, expire 06/01/04
                              (Energy & Oil Services)                                                        --**
          4,150             GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10
                              (Telecommunications)                                                           --***
            800             Pliant Corp., (144A), Warrants, expire 06/01/10
                              (Containers & Packaging)                                                       --***
          4,075             Travel Centers of America, Inc., Warrants, expire 05/01/09
                              (Entertainment & Leisure)                                                  15,375**
          1,454             WRC Media Corp., (144A), Common Stock
                              (Media--Broadcasting & Publishing)                                             --***
                                                                                                ---------------
                            TOTAL EQUITY SECURITIES (COST: $45,001) (0.1%)                              115,491
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   SHORT-TERM INVESTMENTS                                                   VALUE
---------------------------------------------------------------------------------------------------------------
$       936,945             Bank of America, 1.88%, due 12/23/04                                $       936,945***
        985,542             Bank of Montreal, 1.88%, due 11/24/04                                       985,542***
        936,945             Bank of Nova Scotia, 1.76%, due 11/12/04                                    936,945***
        936,946             Bear Stearns Companies, Inc., 2.01%, due 12/15/04                           936,946***
      3,279,309             BGI Institutional Money Market Fund, 1.801%, due 11/01/04                 3,279,309***
      1,873,891             BNP Paribas, 1.975%, due 12/27/04                                         1,873,891***
      2,342,364             Calyon, 1.8%, due 11/01/04                                                2,342,364***
      1,873,891             Citigroup, Inc., 1.865%, due 12/20/04                                     1,873,891***
        936,946             Citigroup, Inc., 2.055%, due 01/25/05                                       936,946***
      2,810,837             Citigroup, Inc., 2.08%, due 01/28/05                                      2,810,837***
      1,873,891             Clipper Receivables Corp., 1.794%, due 11/12/04                           1,873,891***
        468,473             Credit Suisse First Boston Corp., 1.826%, due 09/09/05                      468,473***
        936,946             Delaware Funding Corp., 1.853%, due 11/19/04                                936,946***
      4,216,255             Den Danske Bank, 1.81%, due 11/15/04                                      4,216,255***
      1,405,418             Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                   1,405,418***
      2,336,590             Falcon Asset Securitization Corp., 1.755%, due 11/10/04                   2,336,590***
      2,342,364             Fortis Bank, 1.77%, due 11/02/04                                          2,342,364***
        468,473             Fortis Bank, 1.77%, due 11/09/04                                            468,473***
      2,336,034             General Electric Capital Corp., 1.843%, due 11/22/04                      2,336,034***
     17,463,377             Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04           17,463,377
        463,718             Jupiter Securitization Corp., 1.803%, due 11/15/04                          463,718***
      2,342,364             Jupiter Securitization Corp., 1.823%, due 11/17/04                        2,342,364***
      1,834,160             Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04            1,834,160***
        468,473             Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                      468,473***
      1,873,891             Park Avenue Receivables Corp., 1.783%, due 11/01/04                       1,873,891***
      2,334,827             PREFCO, 1.813%, due 11/15/04                                              2,334,827***
      1,405,418             Royal Bank of Canada, 1.78%, due 11/10/04                                 1,405,418***
        936,945             Royal Bank of Canada, 1.813%, due 11/12/04                                  936,945***
      5,434,284             Royal Bank of Scotland, 1.67%, due 11/02/04                               5,434,284***
        936,945             Royal Bank of Scotland, 2.01%, due 01/20/05                                 936,945***
      1,870,220             Sheffiled Receivables Corp., 1.823%, due 11/15/04                         1,870,220***
        456,294             Silver Tower US Funding, 1.915%, due 12/10/04                               456,294***
      4,956,442             Wells Fargo & Co., 1.87%, due 12/06/04                                    4,956,442***
        929,200             Yorktown Capital LLC, 1.863%, due 11/22/04                                  929,200***
                                                                                                ---------------
                            TOTAL SHORT-TERM INVESTMENTS (COST: $77,004,618) (24.6%)                 77,004,618
                                                                                                ---------------
                            TOTAL INVESTMENTS (COST: $365,569,404) (121.7%)                         380,615,424
                            LIABILITIES IN EXCESS OF OTHER ASSETS (- 21.7%)                         (67,836,023)
                                                                                                ---------------
                            NET ASSETS (100.0%)                                                 $   312,779,401
                                                                                                ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
   * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $55,416,051 OR 17.7% OF NET ASSETS.
  ** NON-INCOME PRODUCING.
 *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
   # COMPANY IS IN DEFAULT AND IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO HIGH YIELD BOND FUND

Investments by Industry*

                                                                                 PERCENTAGE OF
INDUSTRY                                                                          NET ASSETS
------------------------------------------------------------------------------------------------
Advertising                                                                           1.1%
Aerospace/Defense                                                                     0.7
Airlines                                                                              0.2
Automotive                                                                            2.0
Banking & Financial Services                                                          4.2
Beverages, Food & Tobacco                                                             1.8
Chemicals                                                                             4.4
Commercial Services                                                                   7.5
Communications                                                                        2.8
Computer Services                                                                     1.0
Construction                                                                          1.8
Containers & Packaging                                                                2.4
Electric Utilities                                                                    5.1
Electrical Equipment                                                                  0.2
Electronics                                                                           2.0
Energy & Oil Services                                                                 5.0
Entertainment & Leisure                                                               4.0
Financial Services                                                                    1.6
Foods, Hotels & Restaurants                                                           2.0
Healthcare                                                                            2.6
Home Construction, Furnishings & Appliances                                           2.3
Insurance                                                                             0.8
Machinery                                                                             1.6
Media--Broadcasting & Publishing                                                      9.2
Medical Supplies                                                                      0.2
Metals                                                                                3.1
Oil & Gas                                                                             3.8
Paper & Forest Products                                                               4.0
Real Estate                                                                           0.8
Restaurants                                                                           0.4
Retail                                                                                3.8
Telecommunications                                                                    5.9
Telephone Communications, exc. Radio                                                  3.7
U.S. Government Securities                                                            0.8
Utilities                                                                             4.3
Short-Term Investments                                                               24.6
                                                                                    -----
     Total                                                                          121.7%
                                                                                    =====

* THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO SHORT TERM BOND FUND

Schedule of Investments                                         October 31, 2004

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            COLLATERALIZED MORTGAGE OBLIGATIONS (14.7% OF NET ASSETS)
$        88,967             Federal Home Loan Mortgage Corp. (2432-FH), 2.57%, due 03/15/32     $        89,402
        839,630             Federal Home Loan Mortgage Corp. (2571-MJ), 3.5%,
                              due 10/15/23 (PAC)                                                        840,728
        490,361             Federal Home Loan Mortgage Corp. (2585-FD), 2.37%, due 12/15/32             491,773
         83,571             Federal National Mortgage Association (02-36-FK), 2.383%,
                              due 12/25/29                                                               83,662
         60,762             First Nationwide Trust (01-2-3A1), 7%, due 06/25/31                          60,679
        441,535             GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 2.38%, due 12/25/33             441,535
        345,310             Residential Accredit Loans, Inc. (02-QS16-A2), 2.48%, due 10/25/17          345,714
        231,638             Washington Mutual MSC Mortgage Pass Through Certificates
                              (03-MS4-2A4), 2.38%, due 02/25/33 (PAC)                                   232,386
                                                                                                ---------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $2,588,621)              2,585,879
                                                                                                ---------------
                            U.S. GOVERNMENT AGENCY OBLIGATIONS (77.7%)
        737,864             Federal Home Loan Mortgage Corp., Pool #1B1010, 3.172%,
                              due 08/01/33                                                              737,443
        456,604             Federal Home Loan Mortgage Corp., Pool #310005, 7.432%,
                              due 11/01/19                                                              471,736
        353,563             Federal Home Loan Mortgage Corp., Pool #610967, 3.577%,
                              due 04/01/28                                                              366,801
        772,204             Federal Home Loan Mortgage Corp., Pool #780833, 2.715%,
                              due 09/01/33                                                              767,903
        598,679             Federal Home Loan Mortgage Corp., Pool #789924, 4.858%,
                              due 11/01/32                                                              608,479
        625,944             Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%,
                              due 01/01/08                                                              640,779
        114,144             Federal National Mortgage Association, Pool #392536, 5.6%,
                              due 08/01/27                                                              117,303
        539,568             Federal National Mortgage Association, Pool #600187, 7%,
                              due 07/01/31                                                              572,897
        316,682             Federal National Mortgage Association, Pool #661691, 4.757%,
                              due 10/01/32                                                              321,489
        950,550             Federal National Mortgage Association, Pool #725886, 3.229%,
                              due 05/01/34                                                              954,771
        774,339             Government National Mortgage Association II, Pool #781714, 6.5%,
                              due 12/15/17                                                              828,465
        163,350             Government National Mortgage Association II, Pool #80022, 4.625%,
                              due 12/20/26                                                              166,999
        425,568             Government National Mortgage Association II, Pool #80636, 3.5%,
                              due 09/20/32                                                              429,688
         75,234             Government National Mortgage Association II, Pool #80747, 3.5%,
                              due 10/20/33                                                               76,155
        767,370             Government National Mortgage Association II, Pool #80764, 3.5%,
                              due 11/20/33                                                              780,769
        844,372             Government National Mortgage Association II, Pool #80766, 4%,
                              due 11/20/33                                                              861,175

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$       953,651             Government National Mortgage Association II, Pool #80869, 3.5%,
                              due 04/20/34                                                      $       964,180
        973,488             Government National Mortgage Association II, Pool #80937, 4%,
                              due 06/20/34                                                              990,611
      1,763,139             Government National Mortgage Association, Pool #80734, 3%,
                              due 09/20/33                                                            1,789,128
        785,833             Government National Mortgage Association, Pool #80749, 4%,
                              due 10/20/33                                                              797,880
        353,420             Government National Mortgage Association, Pool #80757, 3.5%,
                              due 10/20/33                                                              356,869
                                                                                                ---------------
                            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $13,546,932)             13,601,520
                                                                                                ---------------
                            TOTAL FIXED INCOME SECURITIES (COST: $16,135,553) (92.4%)                16,187,399
                                                                                                ---------------

                            SHORT-TERM INVESTMENTS
---------------------------------------------------------------------------------------------------------------
        400,000             BMW US Capital Corp., 1.84%, due 11/01/04 (Commercial Paper)                399,959
        850,000             International Lease Finance Corp., 1.76%, due 11/09/04
                              (Commercial Paper)                                                        849,585
          4,467             Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                4,467
                                                                                                ---------------
                            TOTAL SHORT-TERM INVESTMENTS (COST: $1,254,011) (7.2%)                    1,254,011
                                                                                                ---------------
                            TOTAL INVESTMENTS (COST: $17,389,564) (99.6%)                            17,441,410
                            EXCESS OF OTHER ASSETS OVER LIABILITIES (0.4%)                               67,374
                                                                                                ---------------
                            NET ASSETS (100.0%)                                                 $    17,508,784
                                                                                                ===============

NOTE TO THE SCHEDULE OF INVESTMENTS:
PAC - PLANNED AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO SHORT TERM BOND FUND

Investments by Industry*                                        October 31, 2004

                                                                     PERCENTAGE OF
INDUSTRY                                                              NET ASSETS
------------------------------------------------------------------------------------
Banking & Financial Services                                                 6.2%
U.S. Government Securities                                                  86.2
Short-Term Investments                                                       7.2
                                                                        --------
     Total                                                                  99.6%
                                                                        ========

* THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO TOTAL RETURN BOND FUND

Schedule of Investments

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            COLLATERALIZED MORTGAGE OBLIGATIONS(51.9% OF NET ASSETS)
$     3,339,365             Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA),
                              5.75%, due 04/22/33                                               $     3,448,659
        755,015             Federal Home Loan Mortgage Corp. (1422-SA), 15.9%,
                              due 11/15/07 (I/F)                                                        810,116
        354,220             Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09              361,025
      3,540,691             Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26            3,723,037
         83,565             Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13                85,848
        826,270             Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                              due 10/15/27 (PAC)                                                        832,136
      3,466,406             Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28               3,611,788
      2,376,119             Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31              2,475,583
      4,487,552             Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31              4,669,567
      6,850,460             Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32              7,626,959
      4,443,624             Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32            4,333,466
      8,000,000             Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23            7,668,640
      2,250,898             Federal Home Loan Mortgage Corp. (2650-MS), 9.52%,
                              due 07/15/33 (I/F)(TAC)                                                 2,126,896
      4,991,000             Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23            4,718,441
     10,000,000             Federal Home Loan Mortgage Corp. (2682-XK), 3%,
                              due 01/15/21 (PAC)                                                      9,878,500
      7,000,000             Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18              6,517,280
      3,633,027             Federal Home Loan Mortgage Corp. (2702-CS), 6.19%,
                              due 11/15/33 (I/F)                                                      2,640,629
      3,174,534             Federal Home Loan Mortgage Corp. (2781-HN), 5%, due 10/15/32              3,125,805
      3,644,162             Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31         3,795,577
      5,000,000             Federal National Mortgage Association (03-112-AN), 4%,
                              due 11/25/18                                                            4,662,500
      4,527,117             Federal National Mortgage Association (03-120-BK), 3.5%,
                              due 11/25/16                                                            4,438,974
      4,130,723             Federal National Mortgage Association (04-19-SP), 7.9%,
                              due 06/25/33 (I/F)                                                      3,533,392
      4,992,405             Federal National Mortgage Association (04-29-KD), 4.5%,
                              due 05/25/34 (PAC)                                                      4,854,914
      7,490,259             Federal National Mortgage Association (04-29-L), 4%, due 09/25/17         7,436,754
     16,664,238             Federal National Mortgage Association (04-52-SW), 5.17%,
                              due 07/25/34 (I/O)                                                      1,193,326
      5,735,510             Federal National Mortgage Association (26-72-SH), 6.33%,
                              due 09/15/33 (I/F)                                                      5,076,385
      1,000,000             Federal National Mortgage Association (93-202-SZ), 10%,
                              due 11/25/23 (I/F)(PAC)                                                 1,049,720
      3,487,107             Federal National Mortgage Association (98-44-ZA), 6.5%,
                              due 07/20/28                                                            3,672,238
        515,229             Federal National Mortgage Association (G92-29-J), 8%,
                              due 07/25/22                                                              554,020
        723,860             First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31                       737,997
      6,805,401             Government National Mortgage Association (02-41-SB), 4.09%,
                              due 06/20/32 (I/F)(I/O)                                                   381,034

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     3,449,618             Government National Mortgage Association (02-41-ZJ), 6%,
                              due 06/20/32                                                      $     3,635,414
      6,195,824             Government National Mortgage Association (02-76-SG), 5.71%,
                              due 10/16/29 (I/F)(I/O)                                                   522,432
     20,217,331             Government National Mortgage Association (03-42-SH), 4.64%,
                              due 05/20/33 (I/F)(I/O)                                                 1,246,803
        296,524             Master Asset Securitization Trust (02-6-3A3), 6.25%, due 10/25/32           300,144
      4,781,291             Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33          4,810,217
        126,391             Residential Accredit Loans, Inc. (97-QS13-A7), 7.25%, due 12/25/27          126,023
         16,443             Residential Funding Mortgage Securities I (95-S7-A9), 8%,
                              due 05/25/10 (I/O)                                                             39
      4,887,634             Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33             4,937,097
        941,331             Washington Mutual MSC Mortgage Pass-Through Certificates
                              (02-MS2-3A1), 6.5%, due 05/25/32                                          957,585
        107,754             Washington Mutual, Inc. (02-S1-2A1), 6.5%, due 01/25/32                     108,082
                                                                                                ---------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $123,859,834)          126,685,042
                                                                                                ---------------

                            U.S. GOVERNMENT AGENCY OBLIGATIONS (42.0%)
         73,370             Federal Home Loan Mortgage Corp., Pool #755183, 6.531%,
                              due 12/01/15                                                               74,548
      1,150,791             Federal Home Loan Mortgage Corp., Pool #755363, 3.631%,
                              due 09/01/30                                                            1,191,356
      2,095,375             Federal Home Loan Mortgage Corp., Pool #789924, 4.858%,
                              due 11/01/32                                                            2,129,676
         47,833             Federal Home Loan Mortgage Corp., Pool #846317, 3.504%,
                              due 08/01/26                                                               49,295
        175,766             Federal Home Loan Mortgage Corp., Pool #846510, 3.519%,
                              due 04/01/25                                                              181,945
        380,176             Federal Home Loan Mortgage Corp., Pool #846732, 3.509%,
                              due 01/01/30                                                              389,825
        220,667             Federal Home Loan Mortgage Corp., Pool #B15322, 5%,
                              due 07/01/19                                                              225,218
        249,812             Federal Home Loan Mortgage Corp., Pool #B15490, 5%,
                              due 07/01/19                                                              254,964
        493,385             Federal Home Loan Mortgage Corp., Pool #B15557, 5%,
                              due 07/01/19                                                              503,558
        483,784             Federal Home Loan Mortgage Corp., Pool #B15802, 5%,
                              due 07/01/19                                                              493,759
      1,569,871             Federal Home Loan Mortgage Corp., Pool #C90552, 6%,
                              due 06/01/22                                                            1,637,077
        374,012             Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%,
                              due 04/01/21                                                              395,790
          2,304             Federal National Mortgage Association, Pool #029542, 8.75%,
                              due 07/01/09                                                                2,467
            103             Federal National Mortgage Association, Pool #062420, 7.5%,
                              due 03/01/06                                                                  105
        157,246             Federal National Mortgage Association, Pool #124410, 3.552%,
                              due 07/01/22                                                              162,525

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$     1,733,930             Federal National Mortgage Association, Pool #254369, 6%,
                              due 06/01/12                                                      $     1,844,642
      2,096,889             Federal National Mortgage Association, Pool #254442, 5.5%,
                              due 09/01/17                                                            2,174,432
      4,856,951             Federal National Mortgage Association, Pool #254634, 5.5%,
                              due 02/01/23                                                            5,011,791
         76,645             Federal National Mortgage Association, Pool #303786, 7.5%,
                              due 02/01/11                                                               81,683
         60,413             Federal National Mortgage Association, Pool #348025, 3.42%,
                              due 06/01/26                                                               61,234
     10,000,000             Federal National Mortgage Association, Pool #631684, 2.375%,
                              due 12/15/05                                                            9,989,100
      2,527,051             Federal National Mortgage Association, Pool #655819, 4.957%,
                              due 08/01/32                                                            2,573,953
      2,809,228             Federal National Mortgage Association, Pool #661856, 4.791%,
                              due 10/01/32                                                            2,860,300
      5,133,818             Federal National Mortgage Association, Pool #671133, 5.179%,
                              due 02/01/33                                                            5,234,081
      2,160,407             Federal National Mortgage Association, Pool #672272, 4.952%,
                              due 12/01/32                                                            2,207,784
      4,605,761             Federal National Mortgage Association, Pool #676766, 4.747%,
                              due 01/01/33                                                            4,689,494
      3,882,355             Federal National Mortgage Association, Pool #687847, 4.547%,
                              due 02/01/33                                                            3,927,390
      5,423,354             Federal National Mortgage Association, Pool #692104, 5.074%,
                              due 02/01/33                                                            5,509,857
      7,262,010             Federal National Mortgage Association, Pool #699866, 4.407%,
                              due 04/01/33                                                            7,359,394
      4,000,282             Federal National Mortgage Association, Pool #704454, 4.242%,
                              due 05/01/33                                                            4,035,685
      4,314,331             Federal National Mortgage Association, Pool #708820, 4.682%,
                              due 06/01/33                                                            4,308,334
      6,558,409             Federal National Mortgage Association, Pool #725275, 4%,
                              due 03/01/19                                                            6,471,641
      4,437,123             Federal National Mortgage Association, Pool #728824, 3.955%,
                              due 07/01/33                                                            4,436,191
      6,759,442             Federal National Mortgage Association, Pool #734384, 5.5%,
                              due 07/01/33                                                            6,894,630
        490,179             Federal National Mortgage Association, Pool #785677, 5%,
                              due 07/01/19                                                              500,596
      6,561,452             Government National Mortgage Association II, Pool #631684, 7%,
                              due 08/20/34                                                            7,000,326
      2,403,363             Government National Mortgage Association II, Pool #631700, 7%,
                              due 09/20/34                                                            2,564,116
      5,186,815             Government National Mortgage Association, Pool #80963, 3%,
                              due 07/20/34                                                            5,176,026
                                                                                                ---------------
                            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $102,026,399)           102,604,788
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                   FIXED INCOME SECURITIES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
                            U.S. TREASURY SECURITIES (0.0%)
$       112,000             Certificates Accrual Treasury Strips, 0%, due 08/15/08              $        99,350
                                                                                                ---------------
                            TOTAL U.S. TREASURY SECURITIES (COST: $86,280)                               99,350
                                                                                                ---------------
                            TOTAL FIXED INCOME SECURITIES (COST: $225,972,513) (93.9%)              229,389,180
                                                                                                ---------------

                            SHORT-TERM INVESTMENTS
---------------------------------------------------------------------------------------------------------------
      1,700,000             BMW US Capital Corp., 1.84%, due 11/01/04 (Commercial Paper)              1,699,826
      6,500,000             General Electric Captital Corp., 1.78%, due 11/04/04
                              (Commercial Paper)                                                      6,498,394
      1,000,000             Household Finance Corp., 1.77%, due 11/04/04
                              (Commercial Paper)                                                        999,754
      2,150,000             International Lease Finance Corp., 1.76%, due 11/09/04
                              (Commercial Paper)                                                      2,148,949
      1,125,000             International Lease Finance Corp., 1.79%, due 11/10/04
                              (Commercial Paper)                                                      1,124,385
      2,000,000             International Lease Finance Corp., 1.83%, due 11/18/04
                              (Commercial Paper)                                                      1,998,068
         82,553             Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04               82,553
      1,000,000             Lasalle Bank Corp., 1.84%, due 11/23/04 (Commercial Paper)                  998,773
      2,000,000             Toyota Motor Credit Co., 1.87%, due 11/23/04 (Commercial Paper)           1,997,507
                                                                                                ---------------
                            TOTAL SHORT-TERM INVESTMENTS (COST: $17,548,209) (7.2%)                  17,548,209
                                                                                                ---------------
                            TOTAL INVESTMENTS (COST: $243,520,722) (101.1%)                         246,937,389
                            LIABILITIES IN EXCESS OF OTHER ASSETS (- 1.1%)                           (2,689,049)
                                                                                                ---------------
                            NET ASSETS (100.0%)                                                 $   244,248,340
                                                                                                ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO TOTAL RETURN BOND FUND

Investments by Industry*

                                                                       PERCENTAGE OF
INDUSTRY                                                                NET ASSETS
------------------------------------------------------------------------------------
Banking & Financial Services                                                 6.3%
U.S. Government Securities                                                  87.6
Short-Term Investments                                                       7.2
                                                                         -------
   Total                                                                   101.1%
                                                                         =======

* THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO FUNDS, INC.

Statements of Assets and Liabilities                            October 31, 2004

                                                                   TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                 TCW GALILEO          CORE             HIGH            SHORT            TOTAL
                                                    MONEY            FIXED            YIELD             TERM            RETURN
                                                    MARKET           INCOME            BOND             BOND             BOND
                                                     FUND             FUND             FUND             FUND             FUND
                                                --------------   --------------   --------------   --------------   --------------
                                                                           DOLLAR AMOUNTS IN THOUSANDS
                                                                            (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                    $      513,485   $       62,594   $      380,615   $       17,441   $      246,937
   Receivables for Securities Sold                          --              698            2,527               90              219
   Receivables for Fund Shares Sold                         --                2            2,695               --              522
   Interest Receivable                                     922              658            7,186               62            1,084
                                                --------------   --------------   --------------   --------------   --------------
     Total Assets                                      514,407           63,952          393,023           17,593          248,762
                                                --------------   --------------   --------------   --------------   --------------
LIABILITIES
   Distribution Payable                                    582              214            1,973               32              796
   Payables for Securities Purchased                        --              713            3,938               --            3,449
   Payables for Fund Shares Redeemed                        --               20           14,462               --              119
   Payables Upon Return of Securities Loaned                --            3,594           59,541               --               --
   Accrued Management Fees                                 111               17              200                5               29
   Other Accrued Expenses                                  124               87              130               47              121
                                                --------------   --------------   --------------   --------------   --------------
     Total Liabilities                                     817            4,645           80,244               84            4,514
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS                                      $      513,590   $       59,307   $      312,779   $       17,509   $      244,248
                                                ==============   ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
   Paid-in Capital                              $      513,258   $       58,527   $      354,539   $       17,616   $      241,065
   Undistributed Net Realized (Loss) on
     Investments and Foreign Currency                       --           (2,552)         (56,806)            (254)            (233)
   Unrealized Appreciation on
     Investments and Foreign Currency                       --            2,447           15,046               52            3,416
   Undistributed Net Investment
     Income (Loss)                                         332              885               --               95               --
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS                                      $      513,590   $       59,307   $      312,779   $       17,509   $      244,248
                                                ==============   ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                               $      513,590   $       42,674   $      259,228   $       17,509   $      171,790
                                                ==============   ==============   ==============   ==============   ==============
   N Class Shares                               $           --   $       16,633   $       53,551   $           --   $       72,458
                                                ==============   ==============   ==============   ==============   ==============
CAPITAL SHARES OUTSTANDING:
   I Class                                         513,590,499        4,196,312       35,695,817        1,836,495       17,823,365
                                                ==============   ==============   ==============   ==============   ==============
   N Class                                                  --        1,622,261        7,339,670               --        7,278,799
                                                ==============   ==============   ==============   ==============   ==============
NET ASSET VALUE PER SHARE:
   I Class                                      $         1.00   $        10.17   $         7.26   $         9.53   $         9.64
                                                ==============   ==============   ==============   ==============   ==============
   N Class                                      $           --   $        10.25   $         7.30   $           --   $         9.95
                                                ==============   ==============   ==============   ==============   ==============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO SHORT TERM BOND FUND AND THE TCW GALILEO TOTAL RETURN BOND FUND AT OCTOBER 31, 2004 WAS $513,485, $60,170, $365,569, $17,389 AND $243,521,
     RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations                             Year Ended October 31, 2004

                                                                   TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                 TCW GALILEO          CORE             HIGH            SHORT            TOTAL
                                                    MONEY            FIXED            YIELD             TERM            RETURN
                                                    MARKET           INCOME            BOND             BOND             BOND
                                                     FUND             FUND             FUND             FUND             FUND
                                                --------------   --------------   --------------   --------------   --------------
                                                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Interest                                     $        5,565   $        3,201   $       26,082   $          541   $       11,227
   Net Security Lending Income (1)                          --                8              226               --               --
                                                --------------   --------------   --------------   --------------   --------------
     Total                                               5,565            3,209           26,308              541           11,227
                                                --------------   --------------   --------------   --------------   --------------
EXPENSES:
   Management Fees                                       1,102              251            2,316               92            1,067
   Accounting Service Fees                                  91               17               66                4               48
   Administration Fees                                     135               65              120               12               84
   Transfer Agent Fees:
     I Class                                                36               29               63               29               45
     N Class                                                --               32               73               --               62
   Custodian Fees                                           24               47               36               10               25
   Professional Fees                                        47               31               45               31               51
   Directors' Fees & Expenses                                9                9                9                9                9
   Registration Fees:
     I Class                                                26               23               25                8               28
     N Class                                                --               15               15               --               18
   Distribution Fees:
     N Class                                                --               40              117               --              147
   Other                                                    85               19               89                9               66
                                                --------------   --------------   --------------   --------------   --------------
     Total                                               1,555              578            2,974              204            1,650
     Less Expenses Borne by Investment Advisor:
        I Class                                             --               --               --               28              360
        N Class                                             --               24                8               --              175
                                                --------------   --------------   --------------   --------------   --------------
     Net Expenses                                        1,555              554            2,966              176            1,115
                                                --------------   --------------   --------------   --------------   --------------
   Net Investment Income                                 4,010            2,655           23,342              365           10,112
                                                --------------   --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS
   Net Realized Gain (Loss) on:
     Investments                                            --              861           12,055               (7)             250
     Foreign Currency                                       --              154               --               --               --
   Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                            --               (2)           2,427               44            2,108
     Foreign Currency                                       --               84               --               --               --
                                                --------------   --------------   --------------   --------------   --------------
   Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency
     Transactions                                           --            1,097           14,482               37            2,358
                                                --------------   --------------   --------------   --------------   --------------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                              $        4,010   $        3,752   $       37,824   $          402   $       12,470
                                                ==============   ==============   ==============   ==============   ==============

(1)  NET OF BROKER FEES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                 TCW GALILEO             TCW GALILEO CORE
                                                MONEY MARKET               FIXED INCOME
                                                    FUND                      FUND
                                           -----------------------   -----------------------
                                                 YEAR ENDED                YEAR ENDED
                                                 OCTOBER 31,               OCTOBER 31,
                                           -----------------------   -----------------------
                                              2004         2003         2004         2003
                                           ----------   ----------   ----------   ----------
                                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                   $    4,010   $    4,129   $    2,655   $    2,744
   Net Realized Gain on Investments and
     Foreign Currency Transactions                 --           --        1,015        1,720
   Change in Unrealized Appreciation on
     Investments and Foreign Currency
     Transactions                                  --           --           82          691
                                           ----------   ----------   ----------   ----------
   Increase in Net Assets Resulting from
     Operations                                 4,010        4,129        3,752        5,155
                                           ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment
     Income:
     I Class                                   (4,010)      (4,129)      (2,163)      (2,683)
     N Class                                       --           --         (691)        (334)
                                           ----------   ----------   ----------   ----------
   Total Distributions to Shareholders         (4,010)      (4,129)      (2,854)      (3,017)
                                           ----------   ----------   ----------   ----------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                  134,511     (135,738)      (7,722)      (8,912)
     N Class                                       --           --        1,005       10,293
                                           ----------   ----------   ----------   ----------
   Increase (Decrease) in Net Assets
     Resulting from Net Capital Share
     Transactions                             134,511     (135,738)      (6,717)       1,381
                                           ----------   ----------   ----------   ----------
   Increase (Decrease) in Net Assets          134,511     (135,738)      (5,819)       3,519

NET ASSETS
   Beginning of Year                          379,079      514,817       65,126       61,607
                                           ----------   ----------   ----------   ----------
   End of Year                             $  513,590   $  379,079   $   59,307   $   65,126
                                           ==========   ==========   ==========   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                 TCW GALILEO               TCW GALILEO               TCW GALILEO
                                                  HIGH YIELD                SHORT TERM              TOTAL RETURN
                                                  BOND FUND                 BOND FUND                 BOND FUND
                                           -----------------------   -----------------------   -----------------------
                                                  YEAR ENDED               YEAR ENDED               YEAR ENDED
                                                  OCTOBER 31,              OCTOBER 31,              OCTOBER 31,
                                           -----------------------   -----------------------   -----------------------
                                              2004         2003         2004         2003         2004         2003
                                           ----------   ----------   ----------   ----------   ----------   ----------
                                                                   DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                   $   23,342   $   36,164   $      365   $      296   $   10,112   $   10,883
   Net Realized Gain (Loss) on
     Investments                               12,055       15,137           (7)          35          250          335
   Change in Unrealized Appreciation
     (Depreciation) on Investments              2,427       40,412           44         (121)       2,108       (5,494)
                                           ----------   ----------   ----------   ----------   ----------   ----------
   Increase in Net Assets Resulting from
     Operations                                37,824       91,713          402          210       12,470        5,724
                                           ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment
     Income:
     I Class                                  (20,475)     (32,732)        (348)        (472)      (7,866)     (10,183)
     N Class                                   (3,461)      (4,134)          --           --       (2,636)      (2,994)
                                           ----------   ----------   ----------   ----------   ----------   ----------
   Total Distributions to Shareholders        (23,936)     (36,866)        (348)        (472)     (10,502)     (13,177)
                                           ----------   ----------   ----------   ----------   ----------   ----------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                  (36,726)     (40,575)      (1,463)      (1,025)      26,167       15,536
     N Class                                  (20,123)      36,544           --           --       26,124       12,843
                                           ----------   ----------   ----------   ----------   ----------   ----------
   Increase (Decrease) in Net Assets
     Resulting from Net Capital Share
     Transactions                             (56,849)      (4,031)      (1,463)      (1,025)      52,291       28,379
                                           ----------   ----------   ----------   ----------   ----------   ----------
   Increase (Decrease) in Net Assets          (42,961)      50,816       (1,409)      (1,287)      54,259       20,926

NET ASSETS
   Beginning of Year                          355,740      304,924       18,918       20,205      189,989      169,063
                                           ----------   ----------   ----------   ----------   ----------   ----------
   End of Year                             $  312,779   $  355,740   $   17,509   $   18,918   $  244,248   $  189,989
                                           ==========   ==========   ==========   ==========   ==========   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW GALILEO FUNDS, INC.

Notes to Financial Statements                                   October 31, 2004

     NOTE 1 -- ORGANIZATION

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

     TCW GALILEO FUND                    INVESTMENT OBJECTIVE
     ----------------------------------  ---------------------------------------
     DIVERSIFIED MONEY MARKET FUND

     TCW Galileo Money Market Fund       Seeks current income, preservation of
                                         capital and liquidity by investing in
                                         high credit quality, short-term money
                                         market securities.

     DIVERSIFIED FIXED INCOME FUNDS

     TCW Galileo Core Fixed Income Fund  Seeks to maximize current income and achieve above average total return
                                         consistent with prudent investment
                                         management over a full market cycle by
                                         investing in fixed income securities.

     TCW Galileo High Yield Bond Fund    Seeks to maximize current income and
                                         achieve above average total return
                                         consistent with reasonable risk over a
                                         full market cycle by investing in high
                                         yield bonds, commonly known as "junk"
                                         bonds.

     TCW Galileo Short Term Bond Fund    Seeks to maximize current income by
                                         investing in mortgage-backed securities
                                         guaranteed by, or secured by collateral
                                         which is guaranteed by, the United
                                         States Government, its agencies,
                                         instrumentalities or its sponsored
                                         corporations, or private issued
                                         mortgage-backed securities rated Aa or
                                         higher by Moody's or AA or higher by
                                         S&P.

     TCW Galileo Total Return Bond Fund  Seeks to maximize current income and achieve above average total return
                                         consistent with prudent investment
                                         management over a full market cycle by
                                         investing in mortgage-backed securities
                                         guaranteed by, or secured by collateral
                                         which is guaranteed by, the United
                                         States Government, its agencies,
                                         instrumentalities or its sponsored
                                         corporations, or private issued
                                         mortgage-backed securities rated Aa or
                                         higher by Moody's or AA or higher by
                                         S&P.

     The TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund and the TCW Galileo Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Galileo Money Market Fund and the TCW Galileo Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

     NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

     PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

     SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

     Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

     For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

     FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized gain
     (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

     DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the year ended October 31, 2004.

     REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2004.

     REVERSE REPURCHASE AGREEMENTS: All Fixed Income Funds, except for the TCW Galileo High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at October 31, 2004.

     SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments.

     OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2004.

     ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class. Please see Note 6.

     NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 9:00 a.m. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 p.m. Pacific Standard/Daylight Time for the other funds.

     DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are - primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     NOTE 3 -- SECURITY LENDING

     The Funds listed below have outstanding securities on loan at October 31, 2004. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                MARKET VALUE OF
                                               LOANED SECURITIES   COLLATERAL VALUE
                                               -----------------   ----------------
     TCW Galileo Core Fixed Income Fund          $     3,516          $    3,594
     TCW Galileo High Yield Bond Fund                 58,116              59,541

     NOTE 4 -- FEDERAL INCOME TAXES

     It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

     For the years ended October 31, 2004 and 2003, the fund below realized on a tax basis the following net realized loss on security transactions (amounts in thousands):

                                                   NET REALIZED LOSS
                                                   -----------------
                                                   2004       2003
                                                   ----       ----
     TCW Galileo Short Term Bond Fund              $ 85       $ --

                                                                October 31, 2004

     At October 31, 2004 and 2003, the components of distributable earnings (excluding unrealized depreciation disclosed below) on a tax basis were as follows (amounts in thousands):

                                             TCW GALILEO      TCW GALILEO
                                                MONEY          CORE FIXED
                                             MARKET FUND      INCOME FUND
                                             -----------      -----------
                                              2004  2003      2004   2003
                                             ----- -----      ----- -----
     Undistributed Ordinary Income           $ 332 $ 332      $ 885 $ 728
     Undistributed Long-Term Gain               --   --         --     --
                                             -----------      -----------
     Total Distributable Earnings            $ 332 $ 332      $ 885 $ 728
                                             ===========      ===========

                                             TCW GALILEO
                                              SHORT TERM
                                              BOND FUND
                                             -----------
                                             2004  2003
                                             ----- -----
     Undistributed Ordinary Income           $ 95  $ --
     Undistributed Long-Term Gain              --    --
                                             -----------
     Total Distributable Earnings            $ 95  $ --
                                             ===========

     Permanent differences incurred during the year ended October 31, 2004, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income, undistributed net realized gain (loss) and paid-in capital as follows with no impact to the net asset value per share (amounts in thousands):

                                                    UNDISTRIBUTED   UNDISTRIBUTED
                                                   NET INVESTMENT   NET REALIZED    PAID-IN
                                                       INCOME        GAIN (LOSS)    CAPITAL
                                                   --------------   ------------    -------
     TCW Galileo Money Market Fund                   $     332       $     --       $  (332)
     TCW Galileo Core Fixed Income Fund                    856            138          (994)
     TCW Galileo High Yield Bond Fund                    5,318         (1,600)       (3,718)
     TCW Galileo Short Term Bond Fund                      731          1,309        (2,040)
     TCW Galileo Total Return Bond Fund                  3,342            (87)       (3,255)

     During the years ended October 31, 2004 and 2003, the tax character of distributions paid was as follows (amounts in thousands):

                                                 TCW GALILEO                TCW GALILEO           TCW GALILEO
                                                    MONEY                    CORE FIXED            HIGH YIELD
                                                 MARKET FUND                INCOME FUND            BOND FUND
                                           -----------------------   -----------------------   -----------------------
                                              2004         2003         2004         2003        2004         2003
                                           ----------   ----------   ----------   ----------   ----------   ----------
     Distributions paid from:
       Ordinary Income                     $    4,010   $    4,129   $    2,854   $    3,017   $   23,936   $   36,866
       Long-Term Capital Gain                      --           --           --           --           --           --
                                           ----------   ----------   ----------   ----------   ----------   ----------
     Total Distributions                   $    4,010   $    4,129   $    2,854   $    3,017   $   23,936   $   36,866
                                           ==========   ==========   ==========   ==========   ==========   ==========

                                                  TCW GALILEO              TCW GALILEO
                                                  SHORT TERM              TOTAL RETURN
                                                   BOND FUND                BOND FUND
                                           -----------------------   -----------------------
                                              2004         2003         2004         2003
                                           ----------   ----------   ----------   ----------
     Distributions paid from:
       Ordinary Income                     $      348   $      441   $   10,502   $   13,177
       Return of Capital                           --           31           --           --
                                           ----------   ----------   ----------   ----------
     Total Distributions                   $      348   $      472   $   10,502   $   13,177
                                           ==========   ==========   ==========   ==========

     At October 31, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                           TCW GALILEO  TCW GALILEO  TCW GALILEO   TCW GALILEO
                                           CORE FIXED   HIGH YIELD   SHORT TERM   TOTAL RETURN
                                           INCOME FUND   BOND FUND    BOND FUND     BOND FUND
                                           -----------  -----------  -----------  ------------
     Unrealized Appreciation               $    2,552   $   18,493   $       99   $    5,057
     Unrealized (Depreciation)                   (185)      (3,983)         (47)      (1,641)
                                           ----------   ----------   ----------   ----------
     Net Unrealized Appreciation
        (Depreciation)                     $    2,367   $   14,510   $       52   $    3,416
                                           ==========   ==========   ==========   ==========

     Cost of Investments for Federal
        Income Tax Purposes                $   60,227   $  366,105   $   17,389   $  243,521
                                           ==========   ==========   ==========   ==========

     At October 31, 2004, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                           EXPIRING IN
                                          -----------------------------------------------------------------------------
                                            2005      2006      2007      2008     2009      2010       2011     2012
                                          -------   -------   -------   -------  --------  --------   -------   -------
     TCW Galileo Core Fixed Income Fund   $    --   $    --   $   329   $ 1,584  $    329  $    253   $    --   $    --
     TCW Galileo High Yield Bond Fund          --        --        --        --    29,018    27,048        --        --
     TCW Galileo Short Term Bond Fund          76        14         1        78        --        --        --        85
     TCW Galileo Total Return Bond Fund        --        --        --       234        --        --        --        --

     NOTE 5 -- FUND EXPENSES

     The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

          TCW Galileo Money Market Fund                                 0.25%
          TCW Galileo Core Fixed Income Fund                            0.40%
          TCW Galileo High Yield Bond Fund                              0.75%
          TCW Galileo Short Term Bond Fund                              0.50%*
          TCW Galileo Total Return Bond Fund                            0.50%

     * THE ADVISOR WAIVED 0.15% OF THE MANAGEMENT FEE FOR THE YEAR ENDED OCTOBER 31, 2004.

     The operating expenses of the TCW Galileo Money Market Fund, the TCW Galileo Total Return Bond Fund -- I Class, and the TCW Galileo Total Return Bond Fund -- N Class are limited to 0.40%, 0.44% and 0.74%, respectively, of the fund/class daily net assets. The operating expenses (each share class) of the other funds are limited to the average of the total expense ratios of comparable funds as reported by Lipper, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months notice. At October 31, 2004, the average expense ratios reported by Lipper, Inc. as they relate to the funds were:

          TCW Galileo Money Market Fund                                 0.80%
          TCW Galileo Core Fixed Income Fund                            1.10%
          TCW Galileo High Yield Bond Fund                              1.30%
          TCW Galileo Short Term Bond Fund                              1.00%
          TCW Galileo Total Return Bond Fund                            1.00%

     Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

     NOTE 6 -- DISTRIBUTION PLAN

     TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

     NOTE 7 -- PURCHASES AND SALES OF SECURITIES

     Investment transactions (excluding short-term investments) for the year ended October 31, 2004, were as follows (amounts in thousands):

                                                TCW GALILEO  TCW GALILEO  TCW GALILEO   TCW GALILEO
                                                CORE FIXED   HIGH YIELD   SHORT TERM   TOTAL RETURN
                                                INCOME FUND   BOND FUND    BOND FUND     BOND FUND
                                                -----------  -----------  -----------  ------------
     Purchases at Cost                          $   10,183   $  290,563   $      453    $       --
                                                ==========   ==========   ==========    ==========
     Sales or Maturity Proceeds                 $   16,423   $  332,903   $      556    $    9,478
                                                ==========   ==========   ==========    ==========
     U.S. Government Purchases at Cost          $   31,494   $    4,996   $    7,042    $  101,928
                                                ==========   ==========   ==========    ==========
     U.S. Government Sales or
         Maturity Proceeds                      $   30,520   $    2,493   $    8,444    $   55,998
                                                ==========   ==========   ==========    ==========

     NOTE 8 -- CAPITAL SHARE TRANSACTIONS

     The Articles of Incorporation permit the Directors to issue one hundred fifty billion shares of capital stock with a par value of $0.001 per share. Transactions in each Fund's shares were as follows:

                                                                   YEAR ENDED                              YEAR ENDED
     TCW GALILEO MONEY MARKET FUND                              OCTOBER 31, 2004                        OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     I CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                         3,158,741,687   $       3,158,742       2,793,392,052   $       2,793,392
     Shares Issued upon Reinvestment
        of Dividends                                         2,281,008               2,281           2,940,727               2,941
     Shares Redeemed                                    (3,026,511,438)         (3,026,512)     (2,932,070,744)         (2,932,071)
                                                     -----------------   -----------------   -----------------   -----------------
     Net Increase (Decrease)                               134,511,257   $         134,511        (135,737,965)  $        (135,738)
                                                     =================   =================   =================   =================

     TCW GALILEO CORE FIXED                                        YEAR ENDED                            YEAR ENDED
        INCOME FUND                                             OCTOBER 31, 2004                        OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     I CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                               739,904   $           7,495           2,377,289   $          23,687
     Shares Issued upon Reinvestment
        of Dividends                                           159,238               1,600             210,762               2,097
     Shares Redeemed                                        (1,677,765)            (16,817)         (3,493,157)            (34,696)
                                                     -----------------   -----------------   -----------------   -----------------
     Net (Decrease)                                           (778,623)  $          (7,722)           (905,106)  $          (8,912)
                                                     =================   =================   =================   =================

     TCW GALILEO CORE FIXED                                        YEAR ENDED                             YEAR ENDED
        INCOME FUND                                             OCTOBER 31, 2004                      OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     N CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                                35,706   $             363           1,019,253   $          10,142
     Shares Issued upon Reinvestment
        of Dividends                                            68,608                 694              29,012                 291
     Shares Redeemed                                            (5,119)                (52)            (13,967)               (140)
                                                     -----------------   -----------------   -----------------   -----------------
     Net Increase                                               99,195   $           1,005           1,034,298   $          10,293
                                                     =================   =================   =================   =================
     TCW GALILEO HIGH YIELD                                        YEAR ENDED                             YEAR ENDED
        BOND FUND                                               OCTOBER 31, 2004                       OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     I CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                            27,397,931   $         196,739          58,263,468   $         391,296
     Shares Issued upon Reinvestment
        of Dividends                                         2,363,726              16,893           4,293,017              28,651
     Shares Redeemed                                       (34,660,744)           (250,358)        (66,928,102)           (460,522)
                                                     -----------------   -----------------   -----------------   -----------------
     Net (Decrease)                                         (4,899,087)  $         (36,726)         (4,371,617)  $         (40,575)
                                                     =================   =================   =================   =================
     TCW GALILEO HIGH YIELD                                        YEAR ENDED                             YEAR ENDED
        BOND FUND                                               OCTOBER 31, 2004                       OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     N CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                            13,145,520   $          95,143          22,378,125   $         154,001
     Shares Issued upon Reinvestment
        of Dividends                                           476,825               3,432             546,875               3,694
     Shares Redeemed                                       (16,194,898)           (118,698)        (17,439,223)           (121,151)
                                                     -----------------   -----------------   -----------------   -----------------
     Net Increase (Decrease)                                (2,572,553)  $         (20,123)          5,485,777   $          36,544
                                                     =================   =================   =================   =================
     TCW GALILEO SHORT TERM                                        YEAR ENDED                             YEAR ENDED
        BOND FUND                                               OCTOBER 31, 2004                       OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     I CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                               679,764   $           6,480           4,127,033   $          39,731
     Shares Issued upon Reinvestment
        of Dividends                                            33,605                 320              44,850                 433
     Shares Redeemed                                          (867,857)             (8,263)         (4,264,999)            (41,189)
                                                     -----------------   -----------------   -----------------   -----------------
     Net (Decrease)                                           (154,488)  $          (1,463)            (93,116)  $          (1,025)
                                                     =================   =================   =================   =================
     TCW GALILEO TOTAL RETURN                                      YEAR ENDED                             YEAR ENDED
        BOND FUND                                               OCTOBER 31, 2004                       OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     I CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                             5,465,516   $          52,251          11,480,431   $         113,416
     Shares Issued upon Reinvestment
        of Dividends                                           785,032               7,497             931,807               9,168
     Shares Redeemed                                        (3,509,014)            (33,581)        (10,841,751)           (107,048)
                                                     -----------------   -----------------   -----------------   -----------------
     Net Increase                                            2,741,534   $          26,167           1,570,487   $          15,536
                                                     =================   =================   =================   =================

     TCW GALILEO TOTAL RETURN                                      YEAR ENDED                             YEAR ENDED
        BOND FUND                                               OCTOBER 31, 2004                       OCTOBER 31, 2003
                                                     -------------------------------------   -------------------------------------
                                                                               AMOUNT                                  AMOUNT
     N CLASS                                               SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                     -----------------   -----------------   -----------------   -----------------
     Shares Sold                                             4,933,420   $          48,709           5,541,392   $          56,153
     Shares Issued upon Reinvestment
       of Dividends                                            261,301               2,572             280,038               2,830
     Shares Redeemed                                        (2,549,267)            (25,157)         (4,574,051)            (46,140)
                                                     -----------------   -----------------   -----------------   -----------------
     Net Increase                                            2,645,454   $          26,124           1,247,379   $          12,843
                                                     =================   =================   =================   =================

     NOTE 9 -- RESTRICTED SECURITIES

     The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2004.

TCW GALILEO MONEY MARKET FUND

Financial Highlights -- I Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002             2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                  ------------     ------------     ------------     ------------     ------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (2)                               0.0091           0.0100           0.0170           0.0450           0.0579

LESS DISTRIBUTIONS:
Distributions from Net Investment Income               (0.0091)         (0.0100)         (0.0170)         (0.0450)         (0.0579)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                  ============     ============     ============     ============     ============
Total Return                                              0.91%            1.00%            1.74%            4.64%            5.94%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $    513,590     $    379,079     $    514,817     $    328,757     $    232,175
Ratio of Expenses to Average Net Assets                   0.35%            0.37%(1)         0.35%(1)         0.37%(1)         0.38%
Ratio of Net Investment Income to Average
  Net Assets                                              0.91%            1.00%            1.70%            4.46%            5.80%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.37% (THE REIMBURSEMENT IS LESS THAN 0.01%), 0.35% (THE REIMBURSEMENT IS LESS THAN 0.01%), AND 0.38% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND

Financial Highlights -- I Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002(1)          2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $      10.00     $       9.67     $       9.63     $       9.23     $       9.42
                                                  ------------     ------------     ------------     ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (2)                                 0.43             0.46             0.50             0.57             0.57
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.21             0.38             0.03             0.42            (0.21)
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          0.64             0.84             0.53             0.99             0.36
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.47)           (0.51)           (0.49)           (0.59)           (0.55)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $      10.17     $      10.00     $       9.67     $       9.63     $       9.23
                                                  ============     ============     ============     ============     ============
Total Return                                              6.57%            8.82%            5.71%           11.01%            3.97%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $     42,674     $     49,770     $     56,851     $     63,262     $     73,290
Ratio of Expenses to Average Net Assets                   0.81%            0.84%            0.79%            0.73%            0.81%
Ratio of Net Investment Income to Average
  Net Assets                                              4.23%            4.65%            5.20%            6.07%            6.10%
Portfolio Turnover Rate                                  73.55%          127.30%          119.71%           92.81%          107.59%

(1) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.21% TO 5.20%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND

Financial Highlights -- N Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002(2)          2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $      10.08     $       9.73     $       9.69     $       9.32     $       9.51
                                                  ------------     ------------     ------------     ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (3)                                 0.43             0.43             0.48             0.52             0.55
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.18             0.40             0.05             0.46            (0.21)
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          0.61             0.83             0.53             0.98             0.34
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.44)           (0.48)           (0.49)           (0.61)           (0.53)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $      10.25     $      10.08     $       9.73     $       9.69     $       9.32
                                                  ============     ============     ============     ============     ============
Total Return                                              6.19%            8.69%            5.78%           10.75%            3.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $     16,633     $     15,356     $      4,756     $      3,944     $         80
Ratio of Expenses to Average Net Assets (1)               1.10%            1.06%            1.00%            1.00%            1.13%
Ratio of Net Investment Income to Average Net
  Assets                                                  4.23%            4.29%            4.98%            5.44%            5.90%
Portfolio Turnover Rate                                  73.55%          127.30%          119.71%           92.81%          107.59%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.25%, 1.65%, 1.75%, 8.35% AND 40.33% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002, 2001 AND 2000, RESPECTIVELY.
(2) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN 0.01%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND

Financial Highlights -- I Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002(1)          2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $       7.03     $       6.17     $       6.94     $       7.82     $       8.85
                                                  ------------     ------------     ------------     ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (2)                                 0.54             0.58             0.62             0.74             0.84
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.26             0.88            (0.74)           (0.83)           (0.97)
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          0.80             1.46            (0.12)           (0.09)           (0.13)
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.57)           (0.60)           (0.65)           (0.79)           (0.90)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $       7.26     $       7.03     $       6.17     $       6.94     $       7.82
                                                  ============     ============     ============     ============     ============
Total Return                                             11.77%           24.53%           (2.23)%          (1.39)%          (1.77)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $    259,228     $    285,435     $    277,422     $    246,623     $    195,986
Ratio of Expenses to Average Net Assets                   0.90%            0.89%            0.88%            0.91%            0.91%
Ratio of Net Investment Income to Average Net
  Assets                                                  7.56%            8.67%            9.02%            9.93%            9.80%
Portfolio Turnover Rate                                  99.77%          146.65%           55.18%           78.35%           64.29%

(1) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS FROM 8.99% TO 9.02%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND

Financial Highlights -- N Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002(2)          2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $       7.09     $       6.21     $       7.01     $       7.90     $       8.91
                                                  ------------     ------------     ------------     ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (3)                                 0.55             0.56             0.57             0.72             0.78
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.23             0.89            (0.72)           (0.82)           (0.93)
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          0.78             1.45            (0.15)           (0.10)           (0.15)
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.57)           (0.57)           (0.65)           (0.79)           (0.86)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $       7.30     $       7.09     $       6.21     $       7.01     $       7.90
                                                  ============     ============     ============     ============     ============
Total Return                                             11.42%           24.08%           (2.66)%          (1.51)%          (1.86)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $     53,551     $     70,305     $     27,502     $      8,546     $        316
Ratio of Expenses to Average Net Assets (1)               1.30%            1.30%            1.30%            1.30%            1.27%
Ratio of Net Investment Income to Average Net
  Assets                                                  7.56%            8.15%            8.32%            9.88%            8.91%
Portfolio Turnover Rate                                  99.77%          146.65%           55.18%           78.35%           64.29%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.32%, 1.33%, 1.57%, 3.37% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002, 2001 AND 2000, RESPECTIVELY.
(2) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS FROM 8.29% TO 8.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SHORT TERM BOND FUND

Financial Highlights -- I Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002             2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $       9.50     $       9.69     $       9.83     $       9.60     $       9.59
                                                  ------------     ------------     ------------     ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (2)                                 0.19             0.19             0.35             0.59             0.60
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.02            (0.07)           (0.10)            0.18            (0.02)
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          0.21             0.12             0.25             0.77             0.58
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.18)           (0.31)           (0.39)           (0.54)           (0.57)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $       9.53     $       9.50     $       9.69     $       9.83     $       9.60
                                                  ============     ============     ============     ============     ============
Total Return                                              2.26%            1.27%            2.64%            8.16%            6.21%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $     17,509     $     18,918     $     20,205     $     54,351     $     60,925
Ratio of Expenses to Average Net Assets (1)               0.95%            1.00%            1.00%            0.64%            0.62%
Ratio of Net Investment Income to Average Net
  Assets                                                  1.98%            1.93%            3.56%            6.01%            6.26%
Portfolio Turnover Rate                                  44.05%           91.01%          107.51%           37.69%           27.97%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND OR WAIVED A PORTION OF THE MANAGEMENT FEE AS DISCUSSED IN NOTE 5, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.10%, 1.20%, 1.17%, 0.79% AND 0.77% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002, 2001 AND 2000, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN BOND FUND

Financial Highlights -- I Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002             2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $       9.57     $       9.95     $       9.81     $       9.07     $       8.96
                                                  ------------     ------------     ------------     ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (2)                                 0.45             0.57             0.76             0.60             0.59
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.11            (0.26)            0.13             0.71             0.12
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          0.56             0.31             0.89             1.31             0.71
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.49)           (0.69)           (0.75)           (0.57)           (0.60)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $       9.64     $       9.57     $       9.95     $       9.81     $       9.07
                                                  ============     ============     ============     ============     ============
Total Return                                              5.99%            3.14%            9.43%           14.78%            8.32%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $    171,790     $    144,345     $    134,474     $     89,096     $     71,115
Ratio of Expenses to Average Net Assets                   0.44%(1)         0.51%(1)         0.70%            0.74%            0.77%
Ratio of Net Investment Income to Average Net
  Assets                                                  4.73%            5.76%            7.78%            6.31%            6.63%
Portfolio Turnover Rate                                  32.82%           59.84%           25.89%           11.26%            8.44%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND. THE EXPENSE LIMITATION FOR THE I CLASS IS 0.44% OF THE CLASS' DAILY NET ASSETS WHICH CAME INTO EFFECT ON MARCH 1, 2003. PRIOR TO THIS DATE, THE EXPENSE LIMITATION WAS THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.67% AND 0.69% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN BOND FUND

Financial Highlights -- N Class

                                                                              YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002             2001             2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $       9.85     $      10.22     $      10.06     $       9.33     $       9.23
                                                  ------------     ------------     ------------     ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (2)                                 0.47             0.55             0.79             0.60             0.58
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.07            (0.27)            0.12             0.71             0.12
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          0.54             0.28             0.91             1.31             0.70
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.44)           (0.65)           (0.75)           (0.58)           (0.60)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value per Share, End of Year            $       9.95     $       9.85     $      10.22     $      10.06     $       9.33
                                                  ============     ============     ============     ============     ============
Total Return                                              5.62%            2.76%            9.40%           14.45%            8.09%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $     72,458     $     45,644     $     34,589     $        568     $         49
Ratio of Expenses to Average Net Assets (1)               0.74%            0.82%            1.00%            1.01%            1.02%
Ratio of Net Investment Income to Average Net
  Assets                                                  4.75%            5.43%            7.76%            6.08%            6.38%
Portfolio Turnover Rate                                  32.82%           59.84%           25.89%           11.26%            8.44%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND. THE EXPENSE LIMITATION FOR THE N CLASS IS 0.74% OF THE CLASS' DAILY NET ASSETS WHICH CAME INTO EFFECT ON MARCH 1, 2003. PRIOR TO THIS DATE, THE EXPENSE LIMITATION WAS THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.04%, 1.04%, 1.44%, 13.28% AND 89.63% FOR THE YEARS ENDED
     OCTOBER 31, 2004, 2003, 2002, 2001 AND 2000, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.

Report of Independent Registered Public Accounting Firm

     Board of Directors and Shareholders
     TCW Galileo Funds, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Short Term Bond Fund, and TCW Galileo Total Return Bond Fund (the "TCW Galileo U.S. Fixed Income Funds") (five of twenty-five funds comprising TCW Galileo Funds, Inc.) as of October 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo U.S. Fixed Income Funds as of October 31, 2004, the results of their operations, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

     /s/ Deloitte & Touche LLP

     December 23, 2004
     Los Angeles, California

Shareholder Expenses (Unaudited)                                October 31, 2004

     As a shareholder of a TCW Galileo Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Galileo Fund and to compare these costs with the ongoing costs of investing in other funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

     ACTUAL EXPENSES The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                                  EXPENSES PAID
                                                             BEGINNING          ENDING                            DURING PERIOD
                                                           ACCOUNT VALUE     ACCOUNT VALUE      ANNUALIZED          (MAY 1 TO
     TCW GALILEO FUNDS, INC.                                MAY 1, 2004     OCTOBER 31, 2004   EXPENSE RATIO    OCTOBER 31, 2004)
     --------------------------------------------------   ---------------   ----------------  ---------------   -----------------
     TCW GALILEO MONEY MARKET FUND
     I CLASS SHARES
     Actual                                               $      1,000.00   $      1,005.30        0.35%        $          1.76
     Hypothetical (5% return before expenses)                    1,000.00          1,023.38        0.35%                   1.78

     TCW GALILEO CORE FIXED INCOME FUND
     I CLASS SHARES
     Actual                                               $      1,000.00   $      1,043.20        0.83%        $          4.26
     Hypothetical (5% return before expenses)                    1,000.00          1,020.96        0.83%                   4.22

     N CLASS SHARES
     Actual                                               $      1,000.00   $      1,042.40        1.10%        $          5.65
     Hypothetical (5% return before expenses)                    1,000.00          1,019.61        1.10%                   5.58

     TCW GALILEO HIGH YIELD BOND FUND
     I CLASS SHARES
     Actual                                               $      1,000.00   $      1,051.80        0.91%        $          4.69
     Hypothetical (5% return before expenses)                    1,000.00          1,020.56        0.91%                   4.62

     N CLASS SHARES
     Actual                                               $      1,000.00   $      1,050.00        1.33%        $          6.85
     Hypothetical (5% return before expenses)                    1,000.00          1,018.45        1.33%                   6.75

     TCW GALILEO SHORT TERM BOND FUND
     I CLASS SHARES
     Actual                                               $      1,000.00   $      1,010.60        0.96%        $          4.85
     Hypothetical (5% return before expenses)                    1,000.00          1,020.31        0.96%                   4.88

                                                                                                                  EXPENSES PAID
                                                             BEGINNING          ENDING                            DURING PERIOD
                                                           ACCOUNT VALUE     ACCOUNT VALUE      ANNUALIZED          (MAY 1 TO
     TCW GALILEO FUNDS, INC.                                MAY 1, 2004     OCTOBER 31, 2004   EXPENSE RATIO    OCTOBER 31, 2004)
     --------------------------------------------------   ---------------   ----------------  ---------------   -----------------
     TCW GALILEO TOTAL RETURN BOND FUND
     I CLASS SHARES
     Actual                                               $      1,000.00   $      1,039.60        0.44%        $          2.26
     Hypothetical (5% return before expenses)                    1,000.00          1,022.92        0.44%                   2.24

     N CLASS SHARES
     Actual                                               $      1,000.00   $      1,037.80        0.74%        $          3.79
     Hypothetical (5% return before expenses)                    1,000.00          1,021.42        0.74%                   3.76

Proxy Voting Guidelines

     The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

     DISCLOSURE OF PROXY VOTING GUIDELINES

     The proxy voting guidelines of the Advisor are available:

         1. By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

         2. By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

         1. By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

         2. By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

     The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

        1. By going to the SEC website at http://www.sec.gov.; or

        2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Directors and Officers of the Company

     A board of eight directors is responsible for overseeing the operations of the 24 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

INDEPENDENT DIRECTORS

        NAME, ADDRESS,
           AGE AND                       TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
      POSITION WITH FUNDS               LENGTH OF TIME SERVED         DURING PAST 5 YEARS                 HELD BY DIRECTOR
     --------------------------------------------------------------------------------------------------------------------------
     Samuel P. Bell (68)              Mr. Bell has served as a     President, Los Angeles        Point 360 (audio visual
     333 South Hope Street            director of TCW Galileo      Business Advisors since       services), Broadway National
     Suite 2660                       Funds, Inc. since            1996. Previously Mr. Bell     Bank (banking) TCW Premier
     Los Angeles, CA 90071            October 2002.                served as the Area            Funds (mutual fund) and TCW
                                                                   Managing Partner of           Convertible Securities Fund,
                                                                   Ernst & Young for the         Inc. (closed-end fund).
                                                                   Pacific Southwest Area.

     Richard W. Call (80)             Mr. Call has served as a     Private Investor. Former      TCW Premier Funds
     496 Prospect Terrace             director of TCW Galileo      President of The Seaver       (mutual fund) and TCW
     Pasadena, CA 91103               Funds, Inc. since            Institute (a private          Convertible Securities Fund,
                                      February 1994.               foundation).                  Inc. (closed-end fund).

     Matthew K. Fong (50)             Mr. Fong has served as a     President, Strategic          Seismic Warning Systems, Inc.,
     Strategic Advisory Group         director of TCW Galileo      Advisory Group, Of Counsel    Emergent, Inc. (medical
     13191 Crossroads Parkway North   Funds, Inc. since            Sheppard, Mullin, Richter &   equipment), Viata Inc. (home
     City of Industry,                April 1999.                  Hamilton (law firm) since     entertainment products), TCW
     CA 91746                                                      1999. From 1995 to 1998,      Convertible Securities Funds,
                                                                   Mr. Fong served as            Inc. (closed-end fund) and TCW
                                                                   Treasurer of the State of     Premier Funds (mutual fund).
                                                                   California.

     John A. Gavin (73)               Mr. Gavin has served as a    Founder and Chairman of       Causeway Capital (investment
     c/o Paul, Hastings,              director of TCW Galileo      Gamma Holdings                advisor), TCW Convertible
     Janofsky & Walker LLP            Funds, Inc., since           (international capital        Securities Fund, Inc.
     Counsel to the Independent       May 2001.                    consulting firm).             (closed-end fund), TCW Premier
     Directors                                                                                   Funds (mutual fund) and
     515 South Flower Street                                                                     Hotchkis and Wiley Funds
     Los Angeles, CA 90071                                                                       (mutual funds)

     Patrick C. Haden (51)            Mr. Haden has served as a    General Partner, Riordan,     Elkay Plastics Co., Inc., Indy
     300 South Grand Avenue           director of TCW Galileo      Lewis & Haden (private        Mac Mortgage Holdings
     Los Angeles, CA 90071            Funds, Inc. since May        equity partnership).          (mortgage banking), Bradshaw
     Chairman                         2001.                                                      International Inc.
                                                                                                 (housewares), Financial
                                                                                                 Pacific Insurance Group, Inc.,
                                                                                                 Tetra Tech, Inc.
                                                                                                 (environmental consulting),
                                                                                                 TCW Premier Funds (mutual
                                                                                                 fund) and TCW Convertible
                                                                                                 Securities Fund, Inc.
                                                                                                 (closed-end fund).

         NAME, ADDRESS,
           AGE AND                       TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
      POSITION WITH FUNDS               LENGTH OF TIME SERVED         DURING PAST 5 YEARS                 HELD BY DIRECTOR
     --------------------------------------------------------------------------------------------------------------------------
     Charles A. Parker (70)           Mr. Parker has served as     Private Investor.             Horace Mann Educators Corp.,
     c/o Paul, Hastings,              a director since April                                     trustee of the Burridge Center
     Janofsky & Walker LLP            2003.                                                      for Research in Security
     Counsel to the                                                                              Prices (University of
     Independent Directors                                                                       Colorado), Amerindo Funds
     515 South Flower Street                                                                     (mutual fund), TCW Convertible
     Los Angeles, CA 90071                                                                       Securities Fund, Inc.
                                                                                                 (closed-end fund) and TCW
                                                                                                 Premier Funds (mutual fund).

     INTERESTED DIRECTORS

     Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

         NAME, ADDRESS,
           AGE AND                       TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
      POSITION WITH FUNDS               LENGTH OF TIME SERVED         DURING PAST 5 YEARS                 HELD BY DIRECTOR
     --------------------------------------------------------------------------------------------------------------------------
     Marc I. Stern (60)               Mr. Stern has served as a    President and Director,       Qualcomm Incorporated
     865 South Figueroa Street        director since inception     The TCW Group, Inc.,          (wireless communications)
     Los Angeles, CA 90017            of TCW Galileo Funds, Inc.   Chairman, the Advisor,        and TCW Premier Funds
                                      in September 1992.           Vice Chairman, TCW Asset      (mutual fund).
                                                                   Management Company, Vice
                                                                   Chairman, Trust
                                                                   Company of the West.

     Thomas E. Larkin, Jr. (65)       Mr. Larkin has served as a   Vice Chairman, The TCW        TCW Premier Funds
     865 South Figueroa Street        director since inception     Group, Inc., the Advisor,     (mutual fund).
     Los Angeles, CA 90017            of TCW Galileo Funds,        TCW Asset Management
                                      Inc., in September 1992.     Company and Trust Company
                                                                   of the West.

     The officers of the Company who are not directors of the Company are:

                                              POSITION(S) HELD                                  PRINCIPAL OCCUPATION(S)
        NAME AND ADDRESS                        WITH COMPANY                                    DURING PAST 5 YEARS (1)
     ------------------------------------------------------------------------------------------------------------------------------
     Alvin R. Albe, Jr. (51)*         President and Chief Executive Officer     President and Director, the Advisor, Executive
                                                                                Vice President and Director of TCW Asset
                                                                                Management Company and Trust Company of the
                                                                                West; Executive Vice President, The TCW Group,
                                                                                Inc., President and Chief Executive Officer,
                                                                                TCW Convertible Securities Fund, Inc. and TCW
                                                                                Premier Funds.

     Michael E. Cahill (53)*          Senior Vice President, General            Group Managing Director, General Counsel and
                                      Counsel and Assistant Secretary           Secretary, the Advisor, The TCW Group, Inc.,
                                                                                Trust Company of the West and TCW Asset
                                                                                Management Company.

                                               POSITION(S) HELD                            PRINCIPAL OCCUPATION(S)
            NAME AND ADDRESS                     WITH COMPANY                              DURING PAST 5 YEARS (1)
     ------------------------------------------------------------------------------------------------------------------------------
     Charles W. Baldiswieler (46)*    Senior Vice President                     Managing Director, the Advisor, Trust Company of
                                                                                the West and TCW Asset Management Company.

     Hilary G.D. Lord (48)*           Senior Vice President, Chief              Managing Director and Chief Compliance Officer,
                                      Compliance Officer and Assistant          the Advisor, The TCW Group, Inc., Trust Company
                                      Secretary                                 of the West and TCW Asset Management Company.

     Dennis J. McCarthy (47)*         Senior Vice President                     Senior Vice President, the Advisor, Trust Company
                                                                                of the West and TCW Asset Management Company since
                                                                                October, 1999. Previously, Vice President with
                                                                                Founders Asset Management.

     Ronald R. Redell (33)*           Senior Vice President                     Senior Vice President, the Advisor, Trust Company
                                                                                of the West and TCW Asset Management Company since
                                                                                August, 2000. Previously, National Sales Manager
                                                                                with RS Investment Management (formerly Robertson
                                                                                Stephens).

     Philip K. Holl (54)*             Secretary and Associate General           Senior Vice President and Associate Counsel
                                      Counsel                                   General Counsel, the Advisor, Trust Company of the
                                                                                West and TCW Asset Management Company; Secretary
                                                                                to TCW Convertible Securities Fund, Inc.

     David S. DeVito (41)*            Treasurer and Chief Financial Officer     Managing Director and Chief Financial Officer,
                                                                                the Advisor, Trust Company of the West and TCW
                                                                                Asset Management Company; Treasurer to TCW
                                                                                Convertible Securities Fund, Inc.

     George N. Winn (36)*             Assistant Treasurer                       Vice President, the Advisor, Trust Company of the
                                                                                West and TCW Asset Management Company.

(1) POSITIONS WITH THE TCW GROUP, INC. AND ITS AFFILIATES MAY HAVE CHANGED OVER TIME.

  * ADDRESS IS 865 SOUTH FIGUEROA STREET, 18TH FLOOR, LOS ANGELES, CALIFORNIA 90017

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER INFORMATION



DIRECTORS AND OFFICERS

Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer



INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW



TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406



INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071



CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116



DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                               $  484,470       $  524,472

          (b) AUDIT-RELATED FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                                    0               0

          (c) TAX FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                               $  158,704       $  127,885

          Fees were for the preparation and filing of the registrant's corporate returns.

          (d) ALL OTHER FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                                    0           $   71,805

          Fees were for a review of registrant's anti-money laundering policy, review of annual post-effective amendment to registrant's registration statement and to perform an assessment of fund share transaction activity.

          (e) (1) The registrant's audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

          (e) (2) None.

          (f) Not applicable.

          (g) In addition to the non-audit fees disclosed in Items 4(c) and 4(d) above, $36,750.00 of which fifty percent was paid by registrant's investment adviser, was billed during the 2004 fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOLE OF SECURITY HOLDERS.

          No material changes have been made to registrant's procedures by which shareholders may recommend nominees to registrant's Board of Directors.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a) EX-99.CODE - Code of Ethics

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 5, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 5, 2005

By (Signature and Title)
                                            /s/ David S. DeVito
                                    ------------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                January 5, 2005